                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07909
               ---------------------------------------------------

                    CREDIT SUISSE SMALL CAP GROWTH FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Small Cap Growth Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE
  CAPITAL APPRECIATION FUND

- CREDIT SUISSE
  MID-CAP GROWTH FUND

- CREDIT SUISSE
  SMALL CAP GROWTH FUND


THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE THE FUNDS, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE CAPITAL APPRECIATION FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Common                                                         3.46%
Advisor                                                        2.88%
Class A                                                        3.13%
Class B                                                        2.42%
Class C                                                        2.35%
Russell 1000(R) Growth Index(1)                                3.38%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, more than market cap size, was the driving factor behind performance in the period. Growth stocks advanced, but lagged value stocks by a considerable margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization stocks outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: INTERNET EXPOSURE DELIVERS

   The Fund's Common Class shares modestly outperformed the benchmark, aided by good stock selection within the consumer discretionary sector, in particular internet companies such as Yahoo (2.8% of the Fund's portfolio as of October 31, 2004), which has benefited from a rising share of corporate advertising revenues, and Ebay (2.8% of the Fund's portfolio as of October 31, 2004), a pioneer in online retailing. Both are profitable internet companies with clearly defined business models -- which was not the case for many "dot com" companies when the internet bubble collapsed in 2000 -- profitably competing with more traditional companies.

   In the industrial area, Tyco (2.9% of the Fund's portfolio as of October 31, 2004) was a standout, buoyed by new management's restructuring efforts. The Fund was also helped by its overweighting in energy through much of the period. On the negative side, the Fund's technology holdings detracted from its return, especially in the software area.

GOING FORWARD: FOCUS ON COMPANY SELECTION, PRUDENT USE OF CASH

   We continue to look for companies we believe are focused on the intelligent use of capital, whether through strategic investments, share repurchase programs or higher dividend payouts. The economic recovery has resulted in large accumulated cash holdings within many companies, and how they deploy this cash will likely to prove critical to stock performance.

   Another theme is upgrading the portfolio's secular growth profile. This reflects our general view that secular growth stocks should outperform companies with cyclical business, such as semiconductor names whose cycles we believe are past a peak. Recent noteworthy additions to the Fund in this context were Whole Foods Market (1.2% of the Fund's portfolio as of October 31, 2004), an upscale grocer; Getty Images (1.0% of the Fund's portfolio as of October 31, 2004), a provider of e-commerce visual content to businesses worldwide; and McAfee (1.1% of the Fund's portfolio as of October 31, 2004), which offers computer security solutions with an emphasis on businesses' needs, but which is also entering the consumer market.

Jeffrey T. Rose
Marian U. Pardo

Credit Suisse Asset Management, LLC (CSAM)

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   IN THE CREDIT SUISSE CAPITAL APPRECIATION FUND COMMON CLASS SHARES, ADVISOR
       CLASS SHARES AND THE RUSSELL 1000(R) GROWTH INDEX(1) FOR TEN YEARS.

                    CREDIT SUISSE CAPITAL                  CREDIT SUISSE CAPITAL
               APPRECIATION FUND -- COMMON CLASS      APPRECIATION FUND -- ADVISOR CLASS     RUSSELL 1000 GROWTH INDEX(1)
10/31/1994                 $  10,000                               $  10,000                          $  10,000
11/30/1994                 $   9,566                               $   9,564                          $   9,680
12/31/1994                 $   9,557                               $   9,548                          $   9,843
 1/31/1995                 $   9,512                               $   9,495                          $  10,052
 2/28/1995                 $   9,980                               $   9,958                          $  10,473
 3/31/1995                 $  10,463                               $  10,444                          $  10,780
 4/30/1995                 $  10,637                               $  10,611                          $  11,015
 5/31/1995                 $  10,871                               $  10,846                          $  11,400
 6/30/1995                 $  11,360                               $  11,324                          $  11,840
 7/31/1995                 $  11,966                               $  11,924                          $  12,332
 8/31/1995                 $  12,094                               $  12,045                          $  12,345
 9/30/1995                 $  12,374                               $  12,318                          $  12,914
10/31/1995                 $  12,405                               $  12,341                          $  12,923
11/30/1995                 $  12,957                               $  12,888                          $  13,426
12/31/1995                 $  13,199                               $  13,127                          $  13,503
 1/31/1996                 $  13,647                               $  13,568                          $  13,954
 2/29/1996                 $  14,017                               $  13,931                          $  14,209
 3/31/1996                 $  14,293                               $  14,198                          $  14,228
 4/30/1996                 $  14,465                               $  14,363                          $  14,602
 5/31/1996                 $  14,741                               $  14,631                          $  15,112
 6/30/1996                 $  14,560                               $  14,449                          $  15,133
 7/31/1996                 $  13,914                               $  13,801                          $  14,246
 8/31/1996                 $  14,439                               $  14,319                          $  14,614
 9/30/1996                 $  15,344                               $  15,210                          $  15,678
10/31/1996                 $  15,465                               $  15,322                          $  15,772
11/30/1996                 $  16,412                               $  16,247                          $  16,957
12/31/1996                 $  16,270                               $  16,108                          $  16,625
 1/31/1997                 $  16,894                               $  16,722                          $  17,791
 2/28/1997                 $  17,038                               $  16,857                          $  17,670
 3/31/1997                 $  16,404                               $  16,224                          $  16,714
 4/30/1997                 $  17,163                               $  16,962                          $  17,824
 5/31/1997                 $  18,085                               $  17,864                          $  19,110
 6/30/1997                 $  18,757                               $  18,526                          $  19,875
 7/31/1997                 $  20,467                               $  20,205                          $  21,633
 8/31/1997                 $  19,593                               $  19,332                          $  20,366
 9/30/1997                 $  20,899                               $  20,618                          $  21,369
10/31/1997                 $  20,256                               $  19,975                          $  20,579
11/30/1997                 $  20,803                               $  20,502                          $  21,453
12/31/1997                 $  21,376                               $  21,064                          $  21,693
 1/31/1998                 $  21,259                               $  20,936                          $  22,342
 2/28/1998                 $  22,628                               $  22,278                          $  24,022
 3/31/1998                 $  23,763                               $  23,387                          $  24,980
 4/30/1998                 $  24,313                               $  23,924                          $  25,326
 5/31/1998                 $  23,728                               $  23,340                          $  24,607
 6/30/1998                 $  24,980                               $  24,565                          $  26,114
 7/31/1998                 $  25,050                               $  24,612                          $  25,941
 8/31/1998                 $  20,686                               $  20,318                          $  22,047
 9/30/1998                 $  22,137                               $  21,741                          $  23,741
10/31/1998                 $  22,839                               $  22,418                          $  25,649
11/30/1998                 $  24,325                               $  23,877                          $  27,601
12/31/1998                 $  26,884                               $  26,374                          $  30,091
 1/31/1999                 $  28,572                               $  28,009                          $  31,858
 2/28/1999                 $  27,434                               $  26,886                          $  30,403
 3/31/1999                 $  28,816                               $  28,229                          $  32,004
 4/30/1999                 $  29,098                               $  28,497                          $  32,045
 5/31/1999                 $  28,327                               $  27,728                          $  31,060
 6/30/1999                 $  30,113                               $  29,462                          $  33,235
 7/31/1999                 $  29,660                               $  29,010                          $  32,179
 8/31/1999                 $  29,660                               $  28,998                          $  32,705
 9/30/1999                 $  29,978                               $  29,303                          $  32,018
10/31/1999                 $  31,581                               $  30,853                          $  34,436
11/30/1999                 $  33,611                               $  32,818                          $  36,294
12/31/1999                 $  39,856                               $  38,893                          $  40,069
 1/31/2000                 $  38,634                               $  37,704                          $  38,190
 2/29/2000                 $  44,000                               $  42,905                          $  40,057
 3/31/2000                 $  45,467                               $  44,323                          $  42,924
 4/30/2000                 $  41,649                               $  40,581                          $  40,881
 5/31/2000                 $  39,517                               $  38,487                          $  38,822
 6/30/2000                 $  42,465                               $  41,338                          $  41,764
 7/31/2000                 $  42,234                               $  41,108                          $  40,023
 8/31/2000                 $  46,255                               $  44,999                          $  43,647
 9/30/2000                 $  43,524                               $  42,337                          $  39,518
10/31/2000                 $  41,527                               $  40,365                          $  37,649
11/30/2000                 $  37,044                               $  36,002                          $  32,099
12/31/2000                 $  37,767                               $  36,689                          $  31,085
 1/31/2001                 $  37,767                               $  36,674                          $  33,233
 2/28/2001                 $  34,078                               $  33,078                          $  27,590
 3/31/2001                 $  31,571                               $  30,622                          $  24,588
 4/30/2001                 $  34,222                               $  33,188                          $  27,699
 5/31/2001                 $  33,743                               $  32,713                          $  27,292
 6/30/2001                 $  32,513                               $  31,493                          $  26,658
 7/31/2001                 $  30,884                               $  29,909                          $  25,992
 8/31/2001                 $  28,409                               $  27,501                          $  23,866
 9/30/2001                 $  24,960                               $  24,159                          $  21,484
10/31/2001                 $  25,918                               $  25,062                          $  22,611
11/30/2001                 $  28,345                               $  27,406                          $  24,784
12/31/2001                 $  28,571                               $  27,614                          $  24,738
 1/31/2002                 $  27,437                               $  26,505                          $  24,301
 2/28/2002                 $  26,031                               $  25,143                          $  23,292
 3/31/2002                 $  26,702                               $  25,776                          $  24,098
 4/30/2002                 $  24,594                               $  23,733                          $  22,132
 5/31/2002                 $  23,987                               $  23,130                          $  21,596
 6/30/2002                 $  21,528                               $  20,770                          $  19,599
 7/31/2002                 $  20,107                               $  19,376                          $  18,521
 8/31/2002                 $  20,154                               $  19,423                          $  18,576
 9/30/2002                 $  18,541                               $  17,855                          $  16,650
10/31/2002                 $  20,011                               $  19,265                          $  18,177
11/30/2002                 $  20,777                               $  19,994                          $  19,164
12/31/2002                 $  19,404                               $  18,663                          $  17,839
 1/31/2003                 $  19,164                               $  18,425                          $  17,406
 2/28/2003                 $  19,021                               $  18,283                          $  17,326
 3/31/2003                 $  19,116                               $  18,378                          $  17,648
 4/30/2003                 $  20,330                               $  19,518                          $  18,952
 5/31/2003                 $  21,352                               $  20,485                          $  19,898
 6/30/2003                 $  21,927                               $  21,039                          $  20,173
 7/31/2003                 $  22,678                               $  21,736                          $  20,675
 8/31/2003                 $  22,885                               $  21,942                          $  21,190
 9/30/2003                 $  22,278                               $  21,340                          $  20,963
10/31/2003                 $  23,556                               $  22,560                          $  22,141
11/30/2003                 $  23,844                               $  22,814                          $  22,374
12/31/2003                 $  24,450                               $  23,400                          $  23,148
 1/31/2004                 $  24,882                               $  23,796                          $  23,620
 2/29/2004                 $  25,137                               $  24,034                          $  23,771
 3/31/2004                 $  24,738                               $  23,637                          $  23,329
 4/30/2004                 $  24,466                               $  23,368                          $  23,058
 5/31/2004                 $  25,057                               $  24,350                          $  23,781
 7/31/2004                 $  24,099                               $  22,988                          $  22,437
 8/31/2004                 $  23,460                               $  22,370                          $  22,327
 9/30/2004                 $  24,195                               $  23,067                          $  22,539
10/31/2004                 $  24,371                               $  23,210                          $  22,891

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE CAPITAL APPRECIATION FUND CLASS A SHARES, B SHARES, C SHARES(2)
       AND THE RUSSELL 1000(R) GROWTH INDEX(1) FROM INCEPTION (11/30/01).

                CREDIT SUISSE CAPITAL             CREDIT SUISSE CAPITAL            CREDIT SUISSE CAPITAL          RUSSELL 1000
            APPRECIATION FUND -- CLASS A(2)  APPRECIATION FUND -- CLASS B(2)  APPRECIATION FUND -- CLASS C(2)    GROWTH INDEX(1)
11/30/2001              $  9,425                        $  10,000                        $  10,000                  $  10,000
12/31/2001              $  9,496                        $  10,068                        $  10,068                  $   9,981
 1/31/2002              $  9,119                        $   9,663                        $   9,663                  $   9,805
 2/28/2002              $  8,652                        $   9,161                        $   9,161                  $   9,398
 3/31/2002              $  8,869                        $   9,387                        $   9,387                  $   9,723
 4/30/2002              $  8,168                        $   8,637                        $   8,637                  $   8,930
 5/31/2002              $  7,961                        $   8,417                        $   8,417                  $   8,714
 6/30/2002              $  7,149                        $   7,555                        $   7,550                  $   7,908
 7/31/2002              $  6,676                        $   7,043                        $   7,043                  $   7,473
 8/31/2002              $  6,692                        $   7,060                        $   7,060                  $   7,495
 9/30/2002              $  6,150                        $   6,485                        $   6,485                  $   6,718
10/31/2002              $  6,639                        $   6,992                        $   6,992                  $   7,334
11/30/2002              $  6,894                        $   7,262                        $   7,257                  $   7,732
12/31/2002              $  6,437                        $   6,772                        $   6,772                  $   7,198
 1/31/2003              $  6,352                        $   6,682                        $   6,682                  $   7,023
 2/28/2003              $  6,304                        $   6,626                        $   6,626                  $   6,991
 3/31/2003              $  6,336                        $   6,660                        $   6,654                  $   7,121
 4/30/2003              $  6,740                        $   7,071                        $   7,071                  $   7,647
 5/31/2003              $  7,074                        $   7,420                        $   7,415                  $   8,029
 6/30/2003              $  7,265                        $   7,617                        $   7,612                  $   8,139
 7/31/2003              $  7,510                        $   7,865                        $   7,865                  $   8,342
 8/31/2003              $  7,579                        $   7,939                        $   7,933                  $   8,550
 9/30/2003              $  7,377                        $   7,719                        $   7,713                  $   8,458
10/31/2003              $  7,797                        $   8,153                        $   8,153                  $   8,934
11/30/2003              $  7,887                        $   8,243                        $   8,243                  $   9,027
12/31/2003              $  8,089                        $   8,451                        $   8,446                  $   9,340
 1/31/2004              $  8,232                        $   8,592                        $   8,586                  $   9,530
 2/29/2004              $  8,312                        $   8,665                        $   8,665                  $   9,591
 3/31/2004              $  8,179                        $   8,525                        $   8,525                  $   9,413
 4/30/2004              $  8,089                        $   8,423                        $   8,423                  $   9,304
 5/31/2004              $  8,280                        $   8,620                        $   8,615                  $   9,477
 6/30/2004              $  8,429                        $   8,767                        $   8,767                  $   9,595
 7/31/2004              $  7,961                        $   8,277                        $   8,271                  $   9,053
 8/31/2004              $  7,749                        $   8,051                        $   8,051                  $   9,009
 9/30/2004              $  7,988                        $   8,299                        $   8,299                  $   9,094
10/31/2004              $  8,041                        $   8,350                        $   8,344                  $   9,236

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

                                                                                  SINCE
                                    1 YEAR        5 YEARS         10 YEARS      INCEPTION
                                 -----------    -----------     -----------    -----------
Common Class(3)                         8.60%         (4.20)%          9.37%          9.25%
Advisor Class(3)                        8.09%         (4.67)%          8.85%          8.92%
Class A Without Sales Charge            8.28%            --              --          (5.67)%
Class A With Maximum
    Sales Charge                        2.04%            --              --          (7.62)%
Class B Without CDSC                    7.52%            --              --          (6.36)%
Class B With CDSC                       3.52%            --              --          (7.03)%
Class C Without CDSC                    7.60%            --              --          (6.36)%
Class C With CDSC                       6.60%            --              --          (6.36)%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004

                                                                                  SINCE
                                    1 YEAR        5 YEARS         10 YEARS      INCEPTION
                                 -----------    -----------     -----------    -----------
Common Class(3)                         3.46%         (5.05)%          9.32%          9.25%
Advisor Class(3)                        2.88%         (5.53)%          8.78%          8.91%
Class A Without Sales Charge            3.13%            --              --          (5.30)%
Class A With Maximum
    Sales Charge                       (2.82)%           --              --          (7.19)%
Class B Without CDSC                    2.42%            --              --          (5.99)%
Class B With CDSC                      (1.58)%           --              --          (6.64)%
Class C Without CDSC                    2.35%            --              --          (6.01)%
Class C With CDSC                       1.35%            --              --          (6.01)%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) The Russell 1000(R) Growth Index measures the performance of those companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 2.82%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 1.58%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 1.35%.
(3)  Inception Date: 8/17/87.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $ 1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $ 1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $ 1,000 (for example, an $ 8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $ 1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $ 1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ACTUAL FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $    996   $    993   $    994   $    991   $    991
Expenses Paid per $1,000*     $   5.82   $   8.32   $   7.07   $  10.81   $  10.81

HYPOTHETICAL 5%
   FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $  1,025   $  1,025   $  1,025   $  1,025   $  1,025
Expenses Paid per $1,000*     $   5.90   $   8.45   $   7.18   $  10.99   $  10.99

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ANNUALIZED
   EXPENSE RATIOS*
                                  1.16%      1.66%      1.41%      2.16%      2.16%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

SECTOR BREAKDOWN*

Consumer Discretionary  25.2%
Health Care             21.0%
Technology              17.0%
Financial Services       7.8%
Producer Durables        7.3%
Other                    6.1%
Materials & Processing   5.6%
Other Energy             3.6%
Other Assets             3.0%
Consumer Staples         2.3%
Auto & Transportation    1.1%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE MID-CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                      PERFORMANCE
Common(1)                                   4.67%
Advisor(1)                                  4.14%
Class A(1)                                  4.40%
Class B(1)                                 (5.02)%(5)
Class C(1)                                 (4.91)%(5)
Russell 2500(TM) Growth Index(2)            6.14%
Russell Midcap(R) Growth Index(3)           8.77%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(4)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, as opposed to market cap size, was the driving factor behind performance in the period. While growth stocks had a positive showing for the 12 months, they lagged value stocks by a wide margin, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization stocks outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: TECHNOLOGY OUTPERFORMS WHILE CONSUMER, HEALTH CARE LAG

   The Fund had a gain but trailed its benchmarks. Stocks that hindered the Fund's relative performance included its consumer discretionary holdings. While collectively positive, they lagged in part due to a decline in Netflix (we decided to eliminate the position late in the period). The online DVD rental company's business model was a rapid success, drawing the attention of potential competitors, ultimately pressuring its stock price. The Fund's health care stocks likewise advanced but underperformed. In addition, the Fund's semiconductor-equipment stocks fell amid a broad selloff in the group, hampering our performance in the producer durables sector. We selectively reduced our semiconductor exposure in the latter part of the period.

   On the positive side, stock selection in the technology sector was a contributor to relative performance. Noteworthy gainers here included Tessera Technologies (1.5% of the Fund's portfolio as of October 31, 2004), an intellectual property rights company catering to electronics chip makers; and Sina (0.8% of the Fund's portfolio as of October 31, 2004), a global internet portal company providing access to Chinese language sites. The Fund's overweighting in energy during much of the period was also beneficial.

GOING FORWARD: FOCUS ON COMPANY SELECTION

   Stocks we added to the Fund recently include NCR (1.4% of the Fund's portfolio as of October 31, 2004), a manufacturer of ATM machines and cash registers. The company's growth should be supported in our view by new ATM unit sales across the country, as well as by an upgrade cycle of existing ATMs that could extend for three or more years.

   Another recent purchase was Macromedia (1.7% of the Fund's portfolio as of October 31, 2004), whose software products are used in the creation of interactive Web publishing. We see potential growth catalysts in the upgrade of its major product -- which accounts for about two-thirds of the company's revenues at present -- and a new product making inroads to the wireless telecommunications area. One noteworthy sale we made near the end of the period was Starbucks. After a period of strong performance that pushed the stock into large-cap territory, we eliminated the position and redeployed assets to more attractively priced stocks in the mid-cap area.

   Looking ahead, we expect that against a backdrop of modest economic growth and amid generally compressed stock valuations, individual company selection should prove critical to performance over the next year. We think the mid cap space offers compelling opportunities, given the number of relatively underfollowed companies that we believe nonetheless offer ample liquidity in the market.

The Credit Suisse Mid-Cap Growth Team

Marian U. Pardo
Eric M. Wiegand
Leo M. Bernstein
Calvin E. Chung

Credit Suisse Asset Management, LLC (CSAM)

   INVESTMENTS IN SMALL TO MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
 IN THE CREDIT SUISSE MID-CAP GROWTH FUND(1) COMMON CLASS SHARES, ADVISOR CLASS SHARES, THE RUSSELL 2500(TM) GROWTH INDEX(2), AND THE RUSSELL MIDCAP(R) GROWTH
                             INDEX(3) FOR TEN YEARS.

             CREDIT SUISSE MID-CAP GROWTH     CREDIT SUISSE MID-CAP GROWTH       RUSSELL 2500(TM)      RUSSELL MIDCAP(R)
               FUND -- COMMON CLASS(1)          FUND -- ADVISOR CLASS(1)          GROWTH INDEX(2)       GROWTH INDEX(3)
10/31/1994              $  10,000                       $  10,000                    $  10,000             $  10,000
11/30/1994              $   9,513                       $   9,510                    $   9,557             $   9,559
12/31/1994              $   9,826                       $   9,819                    $   9,751             $   9,693
 1/31/1995              $   9,678                       $   9,664                    $   9,656             $   9,809
 2/28/1995              $  10,174                       $  10,159                    $  10,181             $  10,331
 3/31/1995              $  10,451                       $  10,431                    $  10,576             $  10,741
 4/30/1995              $  10,746                       $  10,717                    $  10,695             $  10,831
 5/31/1995              $  10,871                       $  10,839                    $  10,859             $  11,098
 6/30/1995              $  11,805                       $  11,769                    $  11,519             $  11,603
 7/31/1995              $  12,677                       $  12,630                    $  12,427             $  12,334
 8/31/1995              $  13,137                       $  13,079                    $  12,530             $  12,469
 9/30/1995              $  13,825                       $  13,760                    $  12,799             $  12,746
10/31/1995              $  13,391                       $  13,324                    $  12,346             $  12,424
11/30/1995              $  13,735                       $  13,660                    $  12,851             $  12,979
12/31/1995              $  14,367                       $  14,287                    $  13,022             $  12,986
 1/31/1996              $  14,168                       $  14,080                    $  13,062             $  13,216
 2/29/1996              $  14,708                       $  14,615                    $  13,637             $  13,716
 3/31/1996              $  14,960                       $  14,861                    $  13,933             $  13,824
 4/30/1996              $  16,212                       $  16,095                    $  14,887             $  14,492
 5/31/1996              $  16,425                       $  16,302                    $  15,418             $  14,788
 6/30/1996              $  15,813                       $  15,690                    $  14,645             $  14,341
 7/31/1996              $  14,106                       $  13,989                    $  13,190             $  13,227
 8/31/1996              $  14,936                       $  14,803                    $  14,098             $  13,942
 9/30/1996              $  15,775                       $  15,627                    $  14,846             $  14,828
10/31/1996              $  15,552                       $  15,415                    $  14,384             $  14,654
11/30/1996              $  15,652                       $  15,507                    $  14,911             $  15,517
12/31/1996              $  15,786                       $  15,633                    $  14,984             $  15,256
 1/31/1997              $  16,361                       $  16,198                    $  15,433             $  15,931
 2/28/1997              $  15,634                       $  15,469                    $  14,756             $  15,580
 3/31/1997              $  14,731                       $  14,570                    $  13,785             $  14,700
 4/30/1997              $  14,764                       $  14,599                    $  13,847             $  15,060
 5/31/1997              $  16,432                       $  16,241                    $  15,507             $  16,409
 6/30/1997              $  17,116                       $  16,913                    $  16,026             $  16,864
 7/31/1997              $  18,114                       $  17,893                    $  17,043             $  18,478
 8/31/1997              $  18,494                       $  18,260                    $  17,459             $  18,297
 9/30/1997              $  19,877                       $  19,622                    $  18,692             $  19,223
10/31/1997              $  18,846                       $  18,593                    $  17,526             $  18,261
11/30/1997              $  18,732                       $  18,477                    $  17,257             $  18,453
12/31/1997              $  19,142                       $  18,875                    $  17,196             $  18,695
 1/31/1998              $  18,661                       $  18,395                    $  16,971             $  18,358
 2/28/1998              $  20,526                       $  20,227                    $  18,428             $  20,084
 3/31/1998              $  21,499                       $  21,182                    $  19,112             $  20,926
 4/30/1998              $  21,697                       $  21,368                    $  19,286             $  21,211
 5/31/1998              $  20,384                       $  20,067                    $  18,048             $  20,338
 6/30/1998              $  21,236                       $  20,898                    $  18,180             $  20,914
 7/31/1998              $  19,593                       $  19,272                    $  16,826             $  20,018
 8/31/1998              $  15,747                       $  15,484                    $  13,003             $  16,197
 9/30/1998              $  16,345                       $  16,067                    $  14,143             $  17,422
10/31/1998              $  17,075                       $  16,779                    $  15,098             $  18,705
11/30/1998              $  18,124                       $  17,801                    $  16,172             $  19,967
12/31/1998              $  20,257                       $  19,892                    $  17,729             $  22,034
 1/31/1999              $  20,567                       $  20,191                    $  18,242             $  22,695
 2/28/1999              $  18,519                       $  18,168                    $  16,762             $  21,585
 3/31/1999              $  19,497                       $  19,123                    $  17,542             $  22,787
 4/30/1999              $  19,497                       $  19,118                    $  18,942             $  23,826
 5/31/1999              $  19,822                       $  19,427                    $  19,137             $  23,519
 6/30/1999              $  21,362                       $  20,924                    $  20,490             $  25,161
 7/31/1999              $  21,068                       $  20,630                    $  20,073             $  24,360
 8/31/1999              $  20,597                       $  20,160                    $  19,639             $  24,107
 9/30/1999              $  20,617                       $  20,170                    $  19,779             $  23,902
10/31/1999              $  22,163                       $  21,672                    $  20,742             $  25,750
11/30/1999              $  24,581                       $  24,026                    $  23,191             $  28,416
12/31/1999              $  28,726                       $  28,065                    $  27,565             $  33,337
 1/31/2000              $  27,793                       $  27,145                    $  27,411             $  33,330
 2/29/2000              $  33,439                       $  32,646                    $  34,443             $  40,336
 3/31/2000              $  32,333                       $  31,555                    $  31,740             $  40,376
 4/30/2000              $  28,951                       $  28,241                    $  28,648             $  36,456
 5/31/2000              $  26,848                       $  26,183                    $  26,097             $  33,798
 6/30/2000              $  29,850                       $  29,098                    $  29,547             $  37,384
 7/31/2000              $  28,807                       $  28,065                    $  27,126             $  35,018
 8/31/2000              $  32,258                       $  31,415                    $  30,662             $  40,299
 9/30/2000              $  32,010                       $  31,156                    $  28,679             $  38,328
10/31/2000              $  28,945                       $  28,165                    $  26,905             $  35,706
11/30/2000              $  23,558                       $  22,916                    $  21,779             $  27,947
12/31/2000              $  25,271                       $  24,577                    $  23,130             $  29,420
 1/31/2001              $  25,032                       $  24,326                    $  24,628             $  31,101
 2/28/2001              $  20,513                       $  19,934                    $  20,828             $  25,720
 3/31/2001              $  18,253                       $  17,727                    $  18,523             $  22,039
 4/30/2001              $  20,541                       $  19,934                    $  21,346             $  25,713
 5/31/2001              $  20,210                       $  19,603                    $  21,965             $  25,592
 6/30/2001              $  20,196                       $  19,589                    $  22,464             $  25,605
 7/31/2001              $  19,126                       $  18,546                    $  20,808             $  23,879
 8/31/2001              $  18,035                       $  17,475                    $  19,425             $  22,148
 9/30/2001              $  15,494                       $  15,010                    $  16,383             $  18,487
10/31/2001              $  16,613                       $  16,088                    $  17,998             $  20,430
11/30/2001              $  18,246                       $  17,662                    $  19,554             $  22,631
12/31/2001              $  19,001                       $  18,383                    $  20,626             $  23,491
 1/31/2002              $  18,191                       $  17,599                    $  19,744             $  22,728
 2/28/2002              $  17,150                       $  16,578                    $  18,524             $  21,439
 3/31/2002              $  18,107                       $  17,499                    $  20,015             $  23,075
 4/30/2002              $  17,839                       $  17,233                    $  19,351             $  21,855
 5/31/2002              $  17,044                       $  16,456                    $  18,375             $  21,203
 6/30/2002              $  15,812                       $  15,263                    $  16,687             $  18,862
 7/31/2002              $  13,404                       $  12,933                    $  14,614             $  17,029
 8/31/2002              $  13,454                       $  12,977                    $  14,611             $  16,969
 9/30/2002              $  12,524                       $  12,078                    $  13,507             $  15,622
10/31/2002              $  13,362                       $  12,869                    $  14,283             $  16,833
11/30/2002              $  14,193                       $  13,667                    $  15,612             $  18,151
12/31/2002              $  13,270                       $  12,768                    $  14,625             $  17,054
 1/31/2003              $  13,362                       $  12,854                    $  14,306             $  16,887
 2/28/2003              $  13,193                       $  12,682                    $  13,973             $  16,740
 3/31/2003              $  13,327                       $  12,811                    $  14,157             $  17,052
 4/30/2003              $  14,291                       $  13,731                    $  15,392             $  18,213
 5/31/2003              $  15,727                       $  15,105                    $  17,023             $  19,965
 6/30/2003              $  16,044                       $  15,407                    $  17,374             $  20,251
 7/31/2003              $  16,812                       $  16,133                    $  18,531             $  20,973
 8/31/2003              $  17,762                       $  17,038                    $  19,524             $  22,129
 9/30/2003              $  17,164                       $  16,456                    $  19,105             $  21,700
10/31/2003              $  18,860                       $  18,074                    $  20,675             $  23,449
11/30/2003              $  19,283                       $  18,469                    $  21,374             $  24,077
12/31/2003              $  19,290                       $  18,476                    $  21,397             $  24,340
 1/31/2004              $  20,409                       $  19,533                    $  22,290             $  25,143
 2/29/2004              $  20,648                       $  19,756                    $  22,497             $  25,565
 3/31/2004              $  20,979                       $  20,065                    $  22,576             $  25,517
 4/30/2004              $  19,860                       $  18,987                    $  21,619             $  24,797
 5/31/2004              $  20,205                       $  19,310                    $  22,068             $  25,382
 6/30/2004              $  20,634                       $  19,706                    $  22,607             $  25,786
 7/31/2004              $  18,874                       $  18,016                    $  20,837             $  24,079
 8/31/2004              $  18,318                       $  17,484                    $  20,418             $  23,783
 9/30/2004              $  19,036                       $  18,160                    $  21,339             $  24,670
10/31/2004              $  19,740                       $  18,821                    $  21,945             $  25,506

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE MID-CAP GROWTH FUND CLASS A SHARES(4),
         THE RUSSELL 2500(TM) GROWTH INDEX(2), AND THE RUSSELL MIDCAP(R)
                   GROWTH INDEX(3) FROM INCEPTION (11/30/01).

                    CREDIT SUISSE MID-CAP                     RUSSELL 2500(TM)                     RUSSELL MIDCAP(R)
                  GROWTH FUND -- CLASS A(4)                    GROWTH INDEX(2)                      GROWTH INDEX(3)
11/30/2001                 $   9,425                               $   10,000                           $  10,000
12/31/2001                 $   9,812                               $   10,548                           $  10,380
 1/31/2002                 $   9,390                               $   10,098                           $  10,043
 2/28/2002                 $   8,848                               $    9,474                           $   9,474
 3/31/2002                 $   9,339                               $   10,236                           $  10,196
 4/30/2002                 $   9,197                               $    9,896                           $   9,657
 5/31/2002                 $   8,786                               $    9,398                           $   9,369
 6/30/2002                 $   8,146                               $    8,534                           $   8,335
 7/31/2002                 $   6,903                               $    7,474                           $   7,525
 8/31/2002                 $   6,928                               $    7,473                           $   7,498
 9/30/2002                 $   6,448                               $    6,908                           $   6,903
10/31/2002                 $   6,873                               $    7,305                           $   7,438
11/30/2002                 $   7,303                               $    7,984                           $   8,020
12/31/2002                 $   6,823                               $    7,480                           $   7,536
 1/31/2003                 $   6,870                               $    7,316                           $   7,462
 2/28/2003                 $   6,779                               $    7,146                           $   7,397
 3/31/2003                 $   6,844                               $    7,240                           $   7,535
 4/30/2003                 $   7,339                               $    7,872                           $   8,048
 5/31/2003                 $   8,077                               $    8,706                           $   8,822
 6/30/2003                 $   8,237                               $    8,885                           $   8,948
 7/31/2003                 $   8,630                               $    9,477                           $   9,268
 8/31/2003                 $   9,117                               $    9,985                           $   9,778
 9/30/2003                 $   8,808                               $    9,770                           $   9,589
10/31/2003                 $   9,674                               $   10,574                           $  10,361
11/30/2003                 $   9,888                               $   10,931                           $  10,639
12/31/2003                 $   9,892                               $   10,943                           $  10,755
 1/31/2004                 $  10,463                               $   11,399                           $  11,110
 2/29/2004                 $  10,583                               $   11,505                           $  11,297
 3/31/2004                 $  10,750                               $   11,546                           $  11,275
 4/30/2004                 $  10,176                               $   11,056                           $  10,957
 5/31/2004                 $  10,350                               $   11,286                           $  11,216
 6/30/2004                 $  10,565                               $   11,561                           $  11,394
 7/31/2004                 $   9,663                               $   10,656                           $  10,640
 8/31/2004                 $   9,375                               $   10,442                           $  10,509
 9/30/2004                 $   9,743                               $   10,913                           $  10,901
10/31/2004                 $  10,099                               $   11,223                           $  11,271

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   IN THE CREDIT SUISSE MID-CAP GROWTH FUND CLASS B SHARES, CLASS C SHARES(4),
         THE RUSSELL 2500(TM) GROWTH INDEX(2) AND THE RUSSELL MIDCAP(R)
                   GROWTH INDEX(3) FROM INCEPTION (02/27/04).

             CREDIT SUISSE MID-CAP GROWTH     CREDIT SUISSE MID-CAP GROWTH       RUSSELL 2500(TM)      RUSSELL MIDCAP(R)
                  FUND -- CLASS B(4)               FUND -- CLASS C(4)             GROWTH INDEX(2)       GROWTH INDEX(3)
 2/27/2004              $  10,000                       $  10,000                   $  10,000              $  10,000
 2/29/2004              $  10,000                       $  10,000                   $  10,093              $  10,168
 3/31/2004              $  10,155                       $  10,158                   $  10,128              $  10,149
 4/30/2004              $   9,605                       $   9,612                   $   9,699              $   9,862
 5/31/2004              $   9,763                       $   9,777                   $   9,901              $  10,095
 6/30/2004              $   9,962                       $   9,979                   $  10,142              $  10,256
 7/31/2004              $   9,103                       $   9,120                   $   9,348              $   9,577
 8/31/2004              $   8,828                       $   8,849                   $   9,160              $   9,459
 9/30/2004              $   9,168                       $   9,186                   $   9,573              $   9,812
10/31/2004              $   9,498                       $   9,509                   $   9,845              $  10,144

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

                                                                                           SINCE
                                       1 YEAR           5 YEARS          10 YEARS         INCEPTION
                                    -------------    -------------     -------------    -------------
Common Class(6)                             10.91%           (1.58)%            6.90%           10.21%
Advisor Class(7)                            10.35%           (2.08)%            6.39%            8.77%
Class A Without Sales Charge                10.61%              --                --             1.17%
Class A With Maximum
    Sales Charge                             4.24%              --                --            (0.91)%
Class B Without CDSC                           --               --                --            (8.32)%(5)
Class B With CDSC                              --               --                --           (11.98)%(5)
Class C Without CDSC                           --               --                --            (8.14)%(5)
Class C With CDSC                              --               --                --            (9.06)%(5)

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004

                                                                                           SINCE
                                       1 YEAR           5 YEARS          10 YEARS         INCEPTION
                                    -------------    -------------     -------------    -------------
Common Class(6)                              4.67%           (2.29)%            7.04%           10.39%
Advisor Class(7)                             4.14%           (2.78)%            6.53%            9.01%
Class A Without Sales Charge                 4.40%              --                --             2.39%
Class A With Maximum
    Sales Charge                            (1.59)%             --                --             0.34%
Class B Without CDSC                           --               --                --            (5.02)%(5)
Class B With CDSC                              --               --                --            (8.82)%(5)
Class C Without CDSC                           --               --                --            (4.91)%(5)
Class C With CDSC                              --               --                --            (5.86)%(5)

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Effective May 1, 2004 the Fund changed its name from Credit Suisse Emerging Growth Fund to Credit Suisse Mid-Cap Growth Fund.
(2) The Russell 2500(TM) Growth Index measures the performance of those companies in the Russell 2500(TM) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in a an index.
(3) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and compiled by Frank Russell Company. Investors cannot invest directly in an index.
(4) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 1.59%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 8.82%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 5.86%.
(5) Inception Date: 2/27/04; Returns for periods less than one year are not annualized.
(6)  Inception Date: 1/21/88.
(7)  Inception Date: 6/20/91.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ACTUAL FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $    994   $    991   $    993   $    989   $    989
Expenses Paid per $1,000*     $   7.02   $   9.51   $   8.26   $  12.00   $  12.00

HYPOTHETICAL 5%
   FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $  1,025   $  1,025   $  1,025   $  1,025   $  1,025
Expenses Paid per $1,000*     $   7.13   $   9.67   $   8.40   $  12.22   $  12.22

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ANNUALIZED
   EXPENSE RATIOS*
                                  1.40%      1.90%      1.65%      2.40%      2.40%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Consumer Discretionary  26.3%
Technology              21.3%
Health Care             15.8%
Financial Services      10.6%
Other Energy             6.7%
Other Assets             5.0%
Producer Durables        4.1%
Auto & Transportation    3.5%
Materials & Processing   3.0%
Utilities                1.9%
Consumer Staples         1.8%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                      PERFORMANCE
Common(1)                                   2.37%
Advisor(1)                                 (5.70)%(4)
Class A(1)                                  2.37%
Class B(1)                                 (5.95)%(4)
Class C(1)                                 (5.95)%(4)
Russell 2000(R) Growth Index(2)             5.53%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(3)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market hit its low for the reporting period in August, but then moved upward again as inflation and interest-rate fears subsided.

   Growth stocks had a positive showing for the 12 months, but lagged value stocks, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Small capitalization stocks outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: HELPED BY HEALTH CARE, HINDERED BY CHIP EQUIPMENT

   The Fund had a gain but trailed its benchmark, in part due to stock selection in the financial services sector. ESpeed (0.3% of the Fund's portfolio as of October 31, 2004), an electronic securities trading company, sold off on competition fears. We eliminated the position in November. In addition, the Fund's semiconductor-equipment stocks fell amid a broad selloff in the group, hampering our performance in the producer durables sector. We selectively reduced our semiconductor exposure in the latter part of the period.

   Positive forces for the Fund included stock focus within technology. Our holdings here outperformed the benchmark's technology component by a wide margin, aided by Tessera Technologies (1.4% of the Fund's portfolio as of

October 31, 2004). The intellectual property rights company rallied on optimism regarding its royalty revenues. The Fund's health care stocks contributed positively to its relative and absolute return, led by Sepracor (0.8% of the Fund's portfolio as of October 31, 2004), a pharmaceutical company specializing in respiratory treatments, and Centene (0.8% of the Fund's portfolio as of October 31, 2004), a diversified managed care stock that was buoyed by continued, consistent profit growth. The Fund also drew support from an overweighting and good stock selection in the energy sector.

GOING FORWARD: OPPORTUNITIES IN VARIED SECTORS

   We have adjusted our producer durables exposure, ending the period with an underweighting after being modestly overweighted a year ago. We still view specific stocks here positively, including Kennametal (0.9% of the Fund's portfolio as of October 31, 2004), a tool and die maker we added to the Fund late in the period. We believe that a recovery in industrial America should support its long-term growth prospects.

   Elsewhere, we think that an improving economy stands to benefit brokerages and money managers, and hence have a bias toward these companies within the financial sector. We also have exposure to providers of business intelligence software, demand for which is rising due to greater corporate accountability associated with Sarbanes-Oxley legislation. As we move ahead, another strategy is to potentially take advantage of demographic trends by investing in videogame manufacturers as their market expands beyond teenage males.

The Credit Suisse Small/Mid-Cap Growth Team

Marian U. Pardo
Leo M. Bernstein
Calvin E. Chung

Credit Suisse Asset Management, LLC (CSAM)

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    IN THE CREDIT SUISSE SMALL CAP GROWTH FUND(1) COMMON CLASS SHARES AND THE
           RUSSELL 2000(R) GROWTH INDEX(2) FROM INCEPTION (12/31/96).

                     CREDIT SUISSE SMALL CAP         RUSSELL 2000(R)
                 GROWTH FUND(1) -- COMMON CLASS      GROWTH INDEX(2)
12/31/1996                 $  10,000                    $  10,000
 1/31/1997                 $  10,350                    $  10,250
 2/28/1997                 $  10,020                    $   9,631
 3/31/1997                 $   9,250                    $   8,951
 4/30/1997                 $   8,940                    $   8,848
 5/31/1997                 $  10,280                    $  10,177
 6/30/1997                 $  10,840                    $  10,523
 7/31/1997                 $  11,370                    $  11,062
 8/31/1997                 $  11,650                    $  11,394
 9/30/1997                 $  12,930                    $  12,303
10/31/1997                 $  12,250                    $  11,564
11/30/1997                 $  12,070                    $  11,288
12/31/1997                 $  12,229                    $  11,295
 1/31/1998                 $  11,927                    $  11,144
 2/28/1998                 $  12,802                    $  12,128
 3/31/1998                 $  13,637                    $  12,637
 4/30/1998                 $  13,496                    $  12,714
 5/31/1998                 $  12,360                    $  11,790
 6/30/1998                 $  12,591                    $  11,911
 7/31/1998                 $  11,414                    $  10,916
 8/31/1998                 $   8,951                    $   8,396
 9/30/1998                 $   9,846                    $   9,248
10/31/1998                 $  10,167                    $   9,730
11/30/1998                 $  11,093                    $  10,485
12/31/1998                 $  12,058                    $  11,434
 1/31/1999                 $  12,621                    $  11,948
 2/28/1999                 $  11,646                    $  10,855
 3/31/1999                 $  12,501                    $  11,242
 4/30/1999                 $  12,993                    $  12,234
 5/31/1999                 $  13,064                    $  12,254
 6/30/1999                 $  14,572                    $  12,899
 7/31/1999                 $  14,401                    $  12,500
 8/31/1999                 $  14,391                    $  12,033
 9/30/1999                 $  15,156                    $  12,265
10/31/1999                 $  16,694                    $  12,579
11/30/1999                 $  19,138                    $  13,909
12/31/1999                 $  24,023                    $  16,361
 1/31/2000                 $  23,826                    $  16,208
 2/29/2000                 $  32,636                    $  19,979
 3/31/2000                 $  28,921                    $  17,879
 4/30/2000                 $  24,531                    $  16,074
 5/31/2000                 $  22,197                    $  14,666
 6/30/2000                 $  26,628                    $  16,561
 7/31/2000                 $  23,712                    $  15,142
 8/31/2000                 $  27,427                    $  16,734
 9/30/2000                 $  25,611                    $  15,903
10/31/2000                 $  23,981                    $  14,612
11/30/2000                 $  19,862                    $  11,959
12/31/2000                 $  21,833                    $  12,691
 1/31/2001                 $  21,387                    $  13,718
 2/28/2001                 $  18,824                    $  11,837
 3/31/2001                 $  16,655                    $  10,761
 4/30/2001                 $  19,032                    $  12,078
 5/31/2001                 $  18,814                    $  12,358
 6/30/2001                 $  19,270                    $  12,696
 7/31/2001                 $  18,191                    $  11,613
 8/31/2001                 $  17,101                    $  10,887
 9/30/2001                 $  14,414                    $   9,130
10/31/2001                 $  15,960                    $  10,008
11/30/2001                 $  17,517                    $  10,844
12/31/2001                 $  18,980                    $  11,519
 1/31/2002                 $  18,419                    $  11,109
 2/28/2002                 $  16,801                    $  10,390
 3/31/2002                 $  18,295                    $  11,293
 4/30/2002                 $  17,807                    $  11,049
 5/31/2002                 $  16,697                    $  10,403
 6/30/2002                 $  15,223                    $   9,521
 7/31/2002                 $  12,992                    $   8,057
 8/31/2002                 $  12,847                    $   8,053
 9/30/2002                 $  12,276                    $   7,472
10/31/2002                 $  13,054                    $   7,850
11/30/2002                 $  14,102                    $   8,628
12/31/2002                 $  13,137                    $   8,033
 1/31/2003                 $  12,878                    $   7,814
 2/28/2003                 $  12,629                    $   7,606
 3/31/2003                 $  12,785                    $   7,720
 4/30/2003                 $  13,739                    $   8,451
 5/31/2003                 $  15,317                    $   9,403
 6/30/2003                 $  15,493                    $   9,585
 7/31/2003                 $  16,686                    $  10,309
 8/31/2003                 $  17,620                    $  10,863
 9/30/2003                 $  16,852                    $  10,588
10/31/2003                 $  18,824                    $  11,503
11/30/2003                 $  19,146                    $  11,878
12/31/2003                 $  19,239                    $  11,931
 1/31/2004                 $  20,360                    $  12,558
 2/29/2004                 $  20,401                    $  12,539
 3/31/2004                 $  20,889                    $  12,598
 4/30/2004                 $  19,716                    $  11,965
 5/31/2004                 $  20,194                    $  12,203
 6/30/2004                 $  20,692                    $  12,610
 7/31/2004                 $  18,492                    $  11,477
 8/31/2004                 $  18,108                    $  11,231
 9/30/2004                 $  18,866                    $  11,852
10/31/2004                 $  19,270                    $  12,140

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE SMALL CAP GROWTH FUND(1) CLASS A SHARES(3) AND THE
           RUSSELL 2000(R) GROWTH INDEX(2) FROM INCEPTION (11/30/01).

                     CREDIT SUISSE SMALL CAP         RUSSELL 2000(R)
                  GROWTH FUND(1) -- CLASS A(3)       GROWTH INDEX(2)
11/30/2001                 $   9,425                    $  10,000
12/31/2001                 $  10,207                    $  10,623
 1/31/2002                 $   9,911                    $  10,245
 2/28/2002                 $   9,040                    $   9,582
 3/31/2002                 $   9,844                    $  10,414
 4/30/2002                 $   9,581                    $  10,190
 5/31/2002                 $   8,984                    $   9,593
 6/30/2002                 $   8,191                    $   8,780
 7/31/2002                 $   6,991                    $   7,430
 8/31/2002                 $   6,912                    $   7,427
 9/30/2002                 $   6,605                    $   6,891
10/31/2002                 $   7,018                    $   7,239
11/30/2002                 $   7,582                    $   7,957
12/31/2002                 $   7,063                    $   7,408
 1/31/2003                 $   6,929                    $   7,206
 2/28/2003                 $   6,790                    $   7,014
 3/31/2003                 $   6,879                    $   7,120
 4/30/2003                 $   7,387                    $   7,793
 5/31/2003                 $   8,236                    $   8,671
 6/30/2003                 $   8,331                    $   8,839
 7/31/2003                 $   8,973                    $   9,507
 8/31/2003                 $   9,481                    $  10,017
 9/30/2003                 $   9,062                    $   9,764
10/31/2003                 $  10,128                    $  10,608
11/30/2003                 $  10,302                    $  10,953
12/31/2003                 $  10,346                    $  11,003
 1/31/2004                 $  10,955                    $  11,580
 2/29/2004                 $  10,972                    $  11,563
 3/31/2004                 $  11,234                    $  11,617
 4/30/2004                 $  10,609                    $  11,034
 5/31/2004                 $  10,860                    $  11,254
 6/30/2004                 $  11,128                    $  11,629
 7/31/2004                 $   9,950                    $  10,584
 8/31/2004                 $   9,743                    $  10,357
 9/30/2004                 $  10,151                    $  10,929
10/31/2004                 $  10,369                    $  11,195

[CHART]

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
   IN THE CREDIT SUISSE SMALL CAP GROWTH FUND(1) ADVISOR CLASS SHARES, CLASS B
    SHARES(3), CLASS C SHARES(3) AND THE RUSSELL 2000(R) GROWTH INDEX(2) FROM
                              INCEPTION (02/27/04).

                CREDIT SUISSE SMALL CAP            CREDIT SUISSE SMALL CAP          CREDIT SUISSE SMALL CAP    RUSSELL 2000(R)
             GROWTH FUND(1) -- ADVISOR CLASS    GROWTH FUND(1) -- CLASS B(3)     GROWTH FUND(1) -- CLASS C(3)  GROWTH INDEX(2)
 2/27/2004              $  10,000                         $  10,000                           $  10,000           $  10,000
 2/29/2004              $  10,000                         $  10,000                           $  10,000           $   9,985
 3/31/2004              $  10,239                         $  10,234                           $  10,234           $  10,032
 4/30/2004              $   9,664                         $   9,654                           $   9,654           $   9,528
 5/31/2004              $   9,898                         $   9,878                           $   9,878           $   9,718
 6/30/2004              $  10,142                         $  10,117                           $  10,117           $  10,042
 7/31/2004              $   9,064                         $   9,038                           $   9,038           $   9,140
 8/31/2004              $   8,865                         $   8,850                           $   8,850           $   8,943
 9/30/2004              $   9,237                         $   9,216                           $   9,216           $   9,438
10/31/2004              $   9,405                         $   9,405                           $   9,430           $   9,667

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                     SINCE
                                       1 YEAR        5 YEARS       INCEPTION
                                    -----------    -----------    -----------
Common Class                              11.95%          4.48%          8.53%
Advisor Class                                --             --          (7.63)%(4)
Class A Without Sales Charge              12.01%            --           2.65%
Class A With Maximum Sales Charge          5.57%            --           0.53%
Class B Without CDSC                         --             --          (7.84)%(4)
Class B With CDSC                            --             --         (11.52)%(4)
Class C Without CDSC                         --             --          (7.84)%(4)
Class C With CDSC                            --             --          (8.76)%(4)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                     SINCE
                                       1 YEAR        5 YEARS       INCEPTION
                                    -----------    -----------    -----------
Common Class                               2.37%           2.91%          8.73%
Advisor Class                                --              --          (5.70)%(4)
Class A Without Sales Charge               2.37%             --           3.32%
Class A With Maximum Sales Charge         (3.53)%            --           1.25%
Class B Without CDSC                         --              --          (5.95)%(4)
Class B With CDSC                            --              --          (9.72)%(4)
Class C Without CDSC                         --              --          (5.95)%(4)
Class C With CDSC                            --              --          (6.89)%(4)

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 3.53%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 9.72%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was down 6.89%.
(4) Inception Date: 2/27/04; Returns for periods less than one year are not annualized.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX-MONTH PERIOD ENDED OCTOBER 31, 2004

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ACTUAL FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $    977   $    976   $    977   $    974   $    974
Expenses Paid per $1,000*     $   6.96   $   8.19   $   6.96   $  10.67   $  10.67

HYPOTHETICAL 5%
   FUND RETURN
Beginning Account
   Value 4/30/04              $  1,000   $  1,000   $  1,000   $  1,000   $  1,000
Ending Account
   Value 10/31/04             $  1,025   $  1,025   $  1,025   $  1,025   $  1,025
Expenses Paid per $1,000*     $   7.13   $   8.40   $   7.13   $  10.94   $  10.94

                               COMMON     ADVISOR
                                CLASS      CLASS     CLASS A    CLASS B    CLASS C
                              --------   --------   --------   --------   --------
ANNUALIZED
   EXPENSE RATIOS*
                                  1.40%      1.65%      1.40%      2.15%      2.15%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED By THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Consumer Discretionary  25.6%
Health Care             23.4%
Technology              19.5%
Other Assets             7.8%
Other Energy             6.5%
Financial Services       6.0%
Producer Durables        5.5%
Materials & Processing   3.8%
Consumer Staples         1.7%
Auto & Transportation    0.2%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS (97.4%)
AEROSPACE & DEFENSE (1.8%)
    United Technologies Corp.                                                          88,500   $     8,214,570
                                                                                                ---------------
AUTO COMPONENTS (1.1%)
    Autoliv, Inc.@                                                                    114,100         4,877,775
                                                                                                ---------------
BIOTECHNOLOGY (6.6%)
    Biogen Idec, Inc.*                                                                 83,700         4,867,992
    Genentech, Inc.*                                                                  175,700         7,999,621
    Genzyme Corp.*                                                                    136,900         7,183,143
    Gilead Sciences, Inc.*                                                            289,600        10,028,848
                                                                                                ---------------
                                                                                                     30,079,604
                                                                                                ---------------
CHEMICALS (3.4%)
    Dow Chemical Co.                                                                   92,700         4,165,938
    Du Pont (E. I.) de Nemours & Co.                                                  209,900         8,998,413
    Monsanto Co.                                                                       54,500         2,329,875
                                                                                                ---------------
                                                                                                     15,494,226
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES (3.1%)
    Automatic Data Processing, Inc.                                                   318,300        13,811,037
                                                                                                ---------------
COMMUNICATIONS EQUIPMENT (8.4%)
    Avaya, Inc.*                                                                      300,200         4,322,880
    Cisco Systems, Inc.*                                                              544,600        10,461,766
    Comverse Technology, Inc.*                                                        261,300         5,393,232
    Corning, Inc.*                                                                    764,400         8,752,380
    Motorola, Inc.                                                                    537,900         9,284,154
                                                                                                ---------------
                                                                                                     38,214,412
                                                                                                ---------------
COMPUTERS & PERIPHERALS (3.5%)
    Dell, Inc.*                                                                       145,100         5,087,206
    EMC Corp.*                                                                        516,500         6,647,355
    Lexmark International, Inc. Class A*                                               49,500         4,113,945
                                                                                                ---------------
                                                                                                     15,848,506
                                                                                                ---------------
DIVERSIFIED FINANCIALS (4.8%)
    Capital One Financial Corp.                                                       181,500        13,387,440
    Countrywide Financial Corp.                                                       264,000         8,429,520
                                                                                                ---------------
                                                                                                     21,816,960
                                                                                                ---------------
ENERGY EQUIPMENT & SERVICES (1.6%)
    BJ Services Co.                                                                   140,800         7,180,800
    Bonneville Pacific Corp.*^                                                         16,883                 1
                                                                                                ---------------
                                                                                                      7,180,801
                                                                                                ---------------
FOOD & DRUG RETAILING (1.2%)
    Whole Foods Market, Inc.@                                                          69,000         5,618,670
                                                                                                ---------------
FOOD PRODUCTS (1.0%)
    Sara Lee Corp.                                                                    200,800         4,674,624
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (7.1%)
    Boston Scientific Corp.*                                                          279,600   $     9,869,880
    Dade Behring Holdings, Inc.*                                                       82,100         4,621,409
    Guidant Corp.                                                                     111,900         7,454,778
    St. Jude Medical, Inc.*                                                           132,500        10,145,525
                                                                                                ---------------
                                                                                                     32,091,592
                                                                                                ---------------
HEALTHCARE PROVIDERS & SERVICES (1.2%)
    Anthem, Inc.*@                                                                     64,800         5,209,920
                                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE (2.4%)
    Starbucks Corp.*                                                                  203,800        10,776,944
                                                                                                ---------------
INDUSTRIAL CONGLOMERATES (6.1%)
    General Electric Co.                                                              403,500        13,767,420
    Tyco International, Ltd.                                                          447,300        13,933,395
                                                                                                ---------------
                                                                                                     27,700,815
                                                                                                ---------------
INTERNET & CATALOG RETAIL (2.9%)
    eBay, Inc.*                                                                       133,500        13,030,935
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES (5.7%)
    McAfee, Inc.*                                                                     220,600         5,338,520
    VeriSign, Inc.*                                                                   256,700         6,887,261
    Yahoo!, Inc.*                                                                     371,500        13,444,585
                                                                                                ---------------
                                                                                                     25,670,366
                                                                                                ---------------
MACHINERY (3.6%)
    Caterpillar, Inc.                                                                  28,900         2,327,606
    Danaher Corp.                                                                     216,800        11,952,184
    Deere & Co.                                                                        32,900         1,966,762
                                                                                                ---------------
                                                                                                     16,246,552
                                                                                                ---------------
MEDIA (7.9%)
    DreamWorks Animation SKG, Inc. Class A*                                            28,400         1,109,020
    E.W. Scripps Co. Class A@                                                          95,000         4,533,400
    Getty Images, Inc.*@                                                               80,000         4,730,400
    News Corporation, Ltd. ADR*@                                                      150,371         4,727,664
    Time Warner, Inc.*                                                                561,400         9,341,696
    Viacom, Inc. Class B                                                              304,892        11,125,509
                                                                                                ---------------
                                                                                                     35,567,689
                                                                                                ---------------
METALS & MINING (2.2%)
    Alcoa, Inc.                                                                       154,600         5,024,500
    Newmont Mining Corp.                                                               99,800         4,742,496
                                                                                                ---------------
                                                                                                      9,766,996
                                                                                                ---------------
MULTILINE RETAIL (1.0%)
    Wal-Mart Stores, Inc.                                                              80,300         4,329,776
                                                                                                ---------------
OIL & GAS (2.0%)
    XTO Energy, Inc.                                                                  269,075         8,981,724
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
PERSONAL PRODUCTS (2.0%)
    Avon Products, Inc.                                                               123,200   $     4,872,560
    Estee Lauder Companies, Inc. Class A                                              101,300         4,350,835
                                                                                                ---------------
                                                                                                      9,223,395
                                                                                                ---------------
PHARMACEUTICALS (6.3%)
    Eli Lilly & Co.                                                                   118,000         6,479,380
    Schering-Plough Corp.                                                             766,000        13,872,260
    Sepracor, Inc.*@                                                                  173,500         7,968,855
                                                                                                ---------------
                                                                                                     28,320,495
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Applied Materials, Inc.*                                                          287,700         4,631,970
                                                                                                ---------------
SOFTWARE (4.8%)
    Macromedia, Inc.*                                                                 126,100         3,422,354
    Microsoft Corp.                                                                   657,200        18,395,028
                                                                                                ---------------
                                                                                                     21,817,382
                                                                                                ---------------
SPECIALTY RETAIL (4.7%)
    Best Buy Company, Inc.                                                            128,600         7,615,692
    The Gap, Inc.                                                                     421,500         8,421,570
    TJX Companies, Inc.                                                               219,700         5,268,406
                                                                                                ---------------
                                                                                                     21,305,668
                                                                                                ---------------
TOTAL COMMON STOCKS (Cost $396,858,626)                                                             440,503,404
                                                                                                ---------------
SHORT-TERM INVESTMENTS (7.2%)
    State Street Navigator Prime Fund**                                            18,946,701        18,946,701

                                                                                   PAR
                                                                                  (000)
                                                                              ---------------
    State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 11/01/04       $        13,733        13,733,000
                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $32,679,701)                                                      32,679,701
                                                                                                ---------------

TOTAL INVESTMENTS AT VALUE (104.6%) (Cost $429,538,327)                                             473,183,105

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)                                                       (20,898,066)
                                                                                                ---------------

NET ASSETS (100.0%)                                                                             $   452,285,039
                                                                                                ===============

                             INVESTMENT ABBREVIATION
                        ADR = American Depository Receipt

*    Non-income producing security.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
@    Security or portion thereof is out on loan.
** Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS (96.3%)
AEROSPACE & DEFENSE (3.8%)
    Alliant Techsystems, Inc.*                                                         83,700   $     4,811,913
    Goodrich Corp.                                                                    159,700         4,923,551
    L-3 Communications Holdings, Inc.                                                  75,800         4,997,494
                                                                                                ---------------
                                                                                                     14,732,958
                                                                                                ---------------
AUTO COMPONENTS (1.7%)
    Autoliv, Inc.                                                                     156,600         6,694,650
                                                                                                ---------------
BIOTECHNOLOGY (6.0%)
    Celgene Corp.*                                                                    169,800         5,029,476
    Charles River Laboratories International, Inc.*                                   132,200         6,185,638
    Genzyme Corp.*                                                                    171,200         8,982,864
    ImClone Systems, Inc.*                                                             76,800         3,363,840
                                                                                                ---------------
                                                                                                     23,561,818
                                                                                                ---------------
CHEMICALS (1.7%)
    Monsanto Co.                                                                      152,400         6,515,100
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES (3.7%)
    Certegy, Inc.                                                                     101,900         3,602,165
    Corporate Executive Board Co.                                                      98,800         6,288,620
    Monster Worldwide, Inc.*                                                          168,900         4,737,645
                                                                                                ---------------
                                                                                                     14,628,430
                                                                                                ---------------
COMMUNICATIONS EQUIPMENT (3.8%)
    Avaya, Inc.*                                                                      349,800         5,037,120
    Comverse Technology, Inc.*                                                        227,000         4,685,280
    Juniper Networks, Inc.*                                                           192,900         5,133,069
                                                                                                ---------------
                                                                                                     14,855,469
                                                                                                ---------------
COMPUTERS & PERIPHERALS (4.0%)
    ATI Technologies, Inc.*                                                           116,900         2,110,045
    Lexmark International, Inc. Class A*                                               80,800         6,715,288
    NCR Corp.*                                                                        117,500         6,621,125
                                                                                                ---------------
                                                                                                     15,446,458
                                                                                                ---------------
CONTAINERS & PACKAGING (1.4%)
    Ball Corp.                                                                        137,000         5,459,450
                                                                                                ---------------
DIVERSIFIED FINANCIALS (5.6%)
    American Capital Strategies, Ltd.@                                                 94,100         2,912,395
    Chicago Mercantile Exchange@                                                       27,400         4,815,002
    E*TRADE Financial Corp.*                                                          526,700         6,794,430
    eSPEED, Inc. Class A*@                                                            131,800         1,298,230
    Providian Financial Corp.*                                                        384,300         5,975,865
                                                                                                ---------------
                                                                                                     21,795,922
                                                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    Broadcom Corp. Class A*                                                           133,300         3,605,765
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
ENERGY EQUIPMENT & SERVICES (5.7%)
    Baker Hughes, Inc.                                                                 94,800   $     4,060,284
    BJ Services Co.                                                                    90,500         4,615,500
    ENSCO International, Inc.                                                         137,500         4,200,625
    National-Oilwell, Inc.*@                                                          143,800         4,847,498
    Smith International, Inc.*                                                         77,900         4,524,432
                                                                                                ---------------
                                                                                                     22,248,339
                                                                                                ---------------
FOOD & DRUG RETAILING (1.1%)
    Whole Foods Market, Inc.                                                           51,300         4,177,359
                                                                                                ---------------
FOOD PRODUCTS (0.7%)
    J.M. Smucker Co.                                                                   61,900         2,754,550
                                                                                                ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.5%)
    Beckman Coulter, Inc.                                                              66,300         3,944,850
    Fisher Scientific International, Inc.*                                             77,100         4,422,456
    Varian Medical Systems, Inc.*                                                     134,100         5,384,115
                                                                                                ---------------
                                                                                                     13,751,421
                                                                                                ---------------
HEALTHCARE PROVIDERS & SERVICES (3.5%)
    AMERIGROUP Corp.*@                                                                127,600         7,656,000
    VCA Antech, Inc.*@                                                                275,400         6,174,468
                                                                                                ---------------
                                                                                                     13,830,468
                                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE (5.2%)
    International Game Technology                                                     189,000         6,244,560
    MGM Mirage, Inc.*                                                                 152,400         8,199,120
    Starwood Hotels & Resorts Worldwide, Inc.                                         125,500         5,990,115
                                                                                                ---------------
                                                                                                     20,433,795
                                                                                                ---------------
INSURANCE (4.2%)
    AMBAC Financial Group, Inc.                                                        98,850         7,716,231
    Fidelity National Financial, Inc.                                                 130,000         4,906,200
    Genworth Financial, Inc.                                                          166,700         3,977,462
                                                                                                ---------------
                                                                                                     16,599,893
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES (6.6%)
    Ask Jeeves, Inc.*@                                                                147,800         3,810,284
    McAfee, Inc.*                                                                     203,100         4,915,020
    Openwave Systems, Inc.*@                                                          486,366         5,724,528
    SINA Corp.*@                                                                      109,800         3,678,300
    VeriSign, Inc.*                                                                   283,800         7,614,354
                                                                                                ---------------
                                                                                                     25,742,486
                                                                                                ---------------
MEDIA (7.1%)
    DreamWorks Animation SKG, Inc. Class A*                                            26,000         1,015,300
    E.W. Scripps Co. Class A@                                                          81,800         3,903,496
    Getty Images, Inc.*                                                               144,500         8,544,285
    Lamar Advertising Co.*                                                            183,700         7,608,854
    Radio One, Inc. Class A*@                                                         234,300         3,432,495
    Westwood One, Inc.*                                                               147,000         3,392,760
                                                                                                ---------------
                                                                                                     27,897,190
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
OIL & GAS (1.1%)
    Newfield Exploration Co.*                                                          74,400   $     4,330,080
                                                                                                ---------------
PERSONAL PRODUCTS (1.6%)
    Alberto-Culver Co.                                                                136,900         6,141,334
                                                                                                ---------------
PHARMACEUTICALS (4.0%)
    Angiotech Pharmaceuticals, Inc.*                                                  247,000         4,515,160
    Sepracor, Inc.*@                                                                  181,900         8,354,667
    Valeant Pharmaceuticals International@                                            119,400         2,865,600
                                                                                                ---------------
                                                                                                     15,735,427
                                                                                                ---------------
ROAD & RAIL (1.8%)
    C.H. Robinson Worldwide, Inc.@                                                    130,800         7,055,352
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.7%)
    Integrated Circuit Systems, Inc.*@                                                173,700         3,916,935
    Tessera Technologies, Inc.*                                                       241,200         6,736,716
                                                                                                ---------------
                                                                                                     10,653,651
                                                                                                ---------------
SOFTWARE (8.5%)
    Activision, Inc.*                                                                 406,700         5,889,016
    Adobe Systems, Inc.                                                               157,000         8,796,710
    Hyperion Solutions Corp.*@                                                        127,100         5,100,523
    Macromedia, Inc.*                                                                 291,100         7,900,454
    Quest Software, Inc.*@                                                            382,600         5,612,742
                                                                                                ---------------
                                                                                                     33,299,445
                                                                                                ---------------
SPECIALTY RETAIL (1.0%)
    Williams-Sonoma, Inc.*                                                            104,600         3,992,582
                                                                                                ---------------
TEXTILES & APPAREL (3.4%)
    Coach, Inc.*                                                                      140,500         6,551,515
    Columbia Sportswear Co.*@                                                         109,700         6,621,492
                                                                                                ---------------
                                                                                                     13,173,007
                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES (2.0%)
    Nextel Partners, Inc. Class A*@                                                   458,800         7,726,192
                                                                                                ---------------

TOTAL COMMON STOCKS (Cost $339,498,961)                                                             376,838,591
                                                                                                ---------------
PREFERRED STOCK (0.0%)
TELECOMMUNICATIONS (0.0%)
    Celletra, Ltd. Series C*++ (Cost $7,000,000)                                    1,102,524                 0
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
SHORT-TERM INVESTMENTS (21.1%)
    State Street Navigator Prime Fund**                                            63,071,784   $    63,071,784

                                                                                   PAR
                                                                                  (000)
                                                                              ---------------
    State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 11/01/04       $        19,719        19,719,000
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $82,790,784)                                                      82,790,784
                                                                                                ---------------
TOTAL INVESTMENTS AT VALUE (117.4%) (Cost $429,289,745)                                             459,629,375
LIABILITIES IN EXCESS OF OTHER ASSETS (-17.4%)                                                      (68,281,437)
                                                                                                ---------------
NET ASSETS (100.0%)                                                                             $   391,347,938
                                                                                                ===============

*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
@    Security or portion thereof is out on loan.
** Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS (94.8%)
AGRICULTURE (1.0%)
    Delta and Pine Land Co.                                                            35,100   $       923,832
                                                                                                ---------------
BANKS (1.1%)
    Boston Private Financial Holdings, Inc.@                                           41,000         1,006,140
                                                                                                ---------------
BIOTECHNOLOGY (2.1%)
    Martek Biosciences Corp.*                                                          10,300           484,677
    Nabi Biopharmaceuticals*@                                                          78,400         1,085,840
    Rigel Pharmaceuticals, Inc.*@                                                      13,100           314,400
                                                                                                ---------------
                                                                                                      1,884,917
                                                                                                ---------------
BUILDING PRODUCTS (0.8%)
    Griffon Corp.*                                                                     33,900           754,275
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES (0.8%)
    Universal Technical Institute, Inc.*@                                              21,300           698,853
                                                                                                ---------------
COMMUNICATIONS EQUIPMENT (1.7%)
    Harmonic, Inc.*@                                                                   75,500           628,160
    InterDigital Communications Corp.*@                                                56,100           891,990
                                                                                                ---------------
                                                                                                      1,520,150
                                                                                                ---------------
COMPUTERS & PERIPHERALS (1.2%)
    Avid Technology, Inc.*@                                                            20,500         1,086,090
                                                                                                ---------------
CONTAINERS & PACKAGING (1.2%)
    Crown Holdings, Inc.*                                                              94,500         1,072,575
                                                                                                ---------------
DIVERSIFIED FINANCIALS (3.7%)
    Affiliated Managers Group, Inc.*@                                                  16,950           946,488
    eSPEED, Inc. Class A*                                                              38,400           378,240
    Jefferies Group, Inc.@                                                             26,300         1,055,419
    Piper Jaffray Companies, Inc.*                                                     19,900           870,227
                                                                                                ---------------
                                                                                                      3,250,374
                                                                                                ---------------
ENERGY EQUIPMENT & SERVICES (3.6%)
    FMC Technologies, Inc.*                                                            36,100         1,091,303
    Grey Wolf, Inc.*                                                                  230,500         1,193,990
    Newpark Resources, Inc.*@                                                         171,000           928,530
                                                                                                ---------------
                                                                                                      3,213,823
                                                                                                ---------------
FOOD & DRUG RETAILING (1.0%)
    Pantry, Inc.*                                                                      40,000           919,600
                                                                                                ---------------
FOOD PRODUCTS (1.7%)
    Hain Celestial Group, Inc.*@                                                       52,800           854,304
    John B. Sanfilippo & Son, Inc.*                                                    36,413           656,526
                                                                                                ---------------
                                                                                                      1,510,830
                                                                                                ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (6.1%)
    Advanced Neuromodulation Systems, Inc.*                                            15,000           477,450
    Align Technology, Inc.*@                                                           86,900           901,588
    American Medical Systems Holdings, Inc.*                                           25,100           931,210

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
HEALTHCARE EQUIPMENT & SUPPLIES (6.1%)
    I-Flow Corp.*@                                                                     66,400   $       918,976
    SonoSite, Inc.*@                                                                   25,400           733,679
    Vnus Medical Technologies*                                                          2,500            37,575
    Wilson Greatbatch Technologies, Inc.*@                                             17,200           291,540
    Wright Medical Group, Inc.*@                                                       42,500         1,097,775
                                                                                                ---------------
                                                                                                      5,389,793
                                                                                                ---------------
HEALTHCARE PROVIDERS & SERVICES (9.4%)
    Amedisys, Inc.*@                                                                   30,800           931,084
    AMERIGROUP Corp.*@                                                                 23,600         1,416,000
    Centene Corp.*@                                                                    20,100           953,343
    Gentiva Health Services, Inc.*@                                                    60,300         1,022,989
    Kindred Healthcare, Inc.*@                                                         47,700         1,149,570
    Molina Healthcare, Inc.*                                                           17,200           633,304
    Psychiatric Solutions, Inc.*@                                                      51,500         1,310,675
    United Surgical Partners International, Inc.*@                                     28,000           980,280
                                                                                                ---------------
                                                                                                      8,397,245
                                                                                                ---------------
HOTELS, RESTAURANTS & LEISURE (2.1%)
    Carmike Cinemas, Inc.@                                                             28,100         1,005,980
    Panera Bread Co. Class A*@                                                         24,900           869,757
                                                                                                ---------------
                                                                                                      1,875,737
                                                                                                ---------------
INSURANCE (1.4%)
    Direct General Corp.@                                                               9,000           265,500
    Platinum Underwriters Holdings, Ltd.                                               33,100           968,175
                                                                                                ---------------
                                                                                                      1,233,675
                                                                                                ---------------
INTERNET & CATALOG RETAIL (2.3%)
    Coldwater Creek, Inc.*@                                                            47,949         1,103,786
    J. Jill Group, Inc.*@                                                              52,200           917,676
                                                                                                ---------------
                                                                                                      2,021,462
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES (10.0%)
    24/7 Real Media, Inc.*@                                                           146,100           511,350
    Ask Jeeves, Inc.*@                                                                 42,800         1,103,384
    Chordiant Software, Inc.*                                                         254,700           626,562
    Digitas, Inc.*@                                                                   140,500         1,264,500
    FileNET Corp.*@                                                                    39,600         1,102,068
    MatrixOne, Inc.*@                                                                 153,200           873,240
    Openwave Systems, Inc.*@                                                          119,366         1,404,938
    SINA Corp.*@                                                                       19,300           646,550
    Sohu.com, Inc.*@                                                                   38,400           643,200
    webMethods, Inc.*@                                                                107,400           744,282
                                                                                                ---------------
                                                                                                      8,920,074
                                                                                                ---------------
IT CONSULTING & SERVICES (1.3%)
    Titan Corp.*                                                                       79,200         1,175,328
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
LEISURE EQUIPMENT & PRODUCTS (0.9%)
    RC2 Corp.*                                                                         27,900   $       777,294
                                                                                                ---------------
MACHINERY (1.3%)
    Kennametal, Inc.                                                                   21,300           991,089
    Wabash National Corp.*                                                              8,000           196,640
                                                                                                ---------------
                                                                                                      1,187,729
                                                                                                ---------------
MEDIA (3.2%)
    Aquantive, Inc.*@                                                                 104,200           932,590
    Cumulus Media, Inc. Class A*                                                       61,800         1,004,250
    Emmis Communications Corp. Class A*@                                               49,600           927,520
                                                                                                ---------------
                                                                                                      2,864,360
                                                                                                ---------------
METALS & MINING (0.9%)
    GrafTech International, Ltd.*@                                                     83,500           773,210
                                                                                                ---------------
OIL & GAS (3.1%)
    Denbury Resources, Inc.*                                                           38,900           964,720
    Remington Oil & Gas Corp.*@                                                        36,100           918,384
    Stone Energy Corp.*                                                                20,600           848,102
                                                                                                ---------------
                                                                                                      2,731,206
                                                                                                ---------------
PHARMACEUTICALS (6.5%)
    Angiotech Pharmaceuticals, Inc.*                                                   54,700           999,916
    Impax Laboratories, Inc.*@                                                         56,300           830,988
    Inspire Phamaceuticals, Inc.*@                                                     66,200         1,036,692
    Medicines Co.*@                                                                    46,100         1,228,104
    Medicis Pharmaceutical Corp. Class A@                                              17,300           703,591
    Sepracor, Inc.*@                                                                   20,700           950,751
                                                                                                ---------------
                                                                                                      5,750,042
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.5%)
    Asyst Technologies, Inc.*@                                                        143,300           767,372
    Axcelis Technologies, Inc.*@                                                       52,200           448,920
    Cymer, Inc.*@                                                                      25,400           724,408
    Entegris, Inc.*@                                                                   69,000           638,595
    Tessera Technologies, Inc.*@                                                       57,700         1,611,561
    Trident Microsystems, Inc.*                                                         8,800           116,072
    Varian Semiconductor Equipment Associates, Inc.*@                                  16,200           560,682
                                                                                                ---------------
                                                                                                      4,867,610
                                                                                                ---------------
SOFTWARE (10.5%)
    Activision, Inc.*                                                                  96,350         1,395,148
    Agile Software Corp.*@                                                            126,800         1,082,872
    Hyperion Solutions Corp.*@                                                         23,900           959,107
    Informatica Corp.*@                                                                90,500           706,805
    Quest Software, Inc.*@                                                             90,100         1,321,767
    Radiant Systems, Inc.*                                                             61,100           312,832
    SkillSoft PLC ADR*@                                                               140,900           965,165
    Take-Two Interactive Software, Inc.*@                                              20,400           672,384
    THQ, Inc.*@                                                                        39,100           738,990
    TIBCO Software, Inc.*                                                             120,300         1,169,316
                                                                                                ---------------
                                                                                                      9,324,386
                                                                                                ---------------

                 See Accompanying Notes to Financial Statements.

                                                                                 NUMBER OF
                                                                                   SHARES           VALUE
                                                                              ---------------   ---------------
COMMON STOCKS
SPECIALTY RETAIL (6.8%)
    Aaron Rents, Inc.                                                                  17,100   $       371,070
    Aeropostale, Inc.*                                                                 32,750         1,033,262
    Cost Plus, Inc.*@                                                                  25,600           826,880
    Design Within Reach, Inc.*@                                                        31,700           508,785
    Guitar Center, Inc.*@                                                              27,200         1,213,936
    Hot Topic, Inc.*@                                                                  53,000         1,089,680
    Sports Authority, Inc.*@                                                           39,800           962,364
                                                                                                ---------------
                                                                                                      6,005,977
                                                                                                ---------------
TEXTILES & APPAREL (3.6%)
    Deckers Outdoor Corp.*@                                                            27,000         1,022,220
    K-Swiss, Inc. Class A@                                                             51,100         1,277,500
    Warnaco Group, Inc.*@                                                              45,000           918,000
                                                                                                ---------------
                                                                                                      3,217,720
                                                                                                ---------------
TOTAL COMMON STOCKS (Cost $77,144,351)                                                               84,354,307
                                                                                                ---------------
PREFERRED STOCKS (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++ (Cost $149,913)                                                 27,600               214
                                                                                                ---------------
WARRANT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    APW, Ltd. expires 7/31/09*^
    (Cost $0)                                                                              17                 0
                                                                                                ---------------
SHORT-TERM INVESTMENTS (33.5%)
    State Street Navigator Prime Fund**                                            22,732,706        22,732,706

                                                                                   PAR
                                                                                  (000)
                                                                              ---------------
    State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 11/01/04           $     7,097         7,097,000
                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost $29,829,706)                                                      29,829,706
                                                                                                ---------------
TOTAL INVESTMENTS AT VALUE (128.3%) (Cost $107,123,970)                                             114,184,227
LIABILITIES IN EXCESS OF OTHER ASSETS (-28.3%)                                                      (25,185,183)
                                                                                                ---------------
NET ASSETS (100.0%)                                                                             $    88,999,044
                                                                                                ===============

                             INVESTMENT ABBREVIATION
                        ADR = American Depository Receipt

*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
@    Security or portion thereof is out on loan.
** Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

                                                                    CAPITAL                 MID-CAP                SMALL CAP
                                                                APPRECIATION FUND         GROWTH FUND             GROWTH FUND
                                                                ------------------     ------------------     ------------------
ASSETS
    Investments at value, including collateral for securities
      on loan of $18,946,701, $63,071,784 and $22,732,706,
      respectively (Cost $429,538,327, $429,289,745 and
      $107,123,970, respectively) (Note 1)                      $      473,183,105(1)  $      459,629,375(2)  $      114,184,227(3)
    Cash                                                                       577                     --                    102
    Receivable for investments sold                                      5,829,706              7,799,411              1,250,819
    Receivable for fund shares sold                                        254,158                768,620                176,520
    Dividend and interest receivable                                        42,805                  1,643                  7,882
    Prepaid expenses and other assets                                       50,439                 63,495                 55,186
                                                                ------------------     ------------------     ------------------
      Total Assets                                                     479,360,790            468,262,544            115,674,736
                                                                ------------------     ------------------     ------------------
LIABILITIES
    Advisory fee payable (Note 2)                                          268,025                293,262                 32,517
    Administrative services fee payable (Note 2)                           112,720                 96,305                 26,221
    Shareholder servicing/Distribution fee payable (Note 2)                 16,331                 21,201                 19,142
    Payable upon return of securities loaned (Note 1)                   18,946,701             63,071,784             22,732,706
    Payable for investments purchased                                    6,514,807              9,005,479              1,000,154
    Payable due to custodian                                                    --              2,403,166                     --
    Payable for fund shares redeemed                                       604,327              1,445,375              2,708,492
    Trustees'/Directors' fee payable                                         4,268                  4,268                  4,268
    Other accrued expenses payable                                         608,572                573,766                152,192
                                                                ------------------     ------------------     ------------------
      Total Liabilities                                                 27,075,751             76,914,606             26,675,692
                                                                ------------------     ------------------     ------------------
NET ASSETS
Capital stock, $0.001 par value (Note 6)                                    29,690                 14,024                  4,793
Paid-in capital (Note 6)                                               794,555,536            583,174,035             91,968,957
Accumulated net realized loss on investments                          (385,944,965)          (222,179,752)           (10,034,964)
Net unrealized appreciation from investments                            43,644,778             30,339,631              7,060,258
                                                                ------------------     ------------------     ------------------
      Net Assets                                                $      452,285,039     $      391,347,938     $       88,999,044
                                                                ==================     ==================     ==================
COMMON SHARES
    Net assets                                                  $      433,681,274     $      364,298,385     $       78,130,935
    Shares outstanding                                                  28,427,319             12,992,230              4,207,385
                                                                ------------------     ------------------     ------------------
    Net asset value, offering price and redemption price
      per share                                                 $            15.26     $            28.04     $            18.57
                                                                ==================     ==================     ==================
ADVISOR SHARES
    Net assets                                                  $       14,723,020     $       26,474,182     $              943
    Shares outstanding                                                   1,004,675              1,011,089                     51
                                                                ------------------     ------------------     ------------------
    Net asset value, offering price and redemption price
      per share                                                 $            14.65     $            26.18     $            18.53
                                                                ==================     ==================     ==================

                 See Accompanying Notes to Financial Statements.

                                                                     CAPITAL                MID-CAP                SMALL CAP
                                                                APPRECIATION FUND         GROWTH FUND             GROWTH FUND
                                                                ------------------     ------------------     ------------------
A SHARES
    Net assets                                                  $        2,489,527     $          567,117     $       10,855,806
    Shares outstanding                                                     164,384                 20,420                584,744
                                                                ------------------     ------------------     ------------------
    Net asset value and redemption price per share              $            15.14     $            27.77     $            18.57
                                                                ==================     ==================     ==================
    Maximum offering price per share (net asset
      value/(1-5.75%))                                          $            16.06     $            29.46     $            19.70
                                                                ==================     ==================     ==================
B SHARES
    Net assets                                                  $          542,560     $            7,303     $           10,420
    Shares outstanding                                                      36,618                    264                    564
                                                                ------------------     ------------------     ------------------
    Net asset value and offering price per share                $            14.82     $            27.64     $            18.48
                                                                ==================     ==================     ==================
C SHARES
    Net assets                                                  $          848,658     $              951     $              940
    Shares outstanding                                                      57,290                     34                     50
                                                                ------------------     ------------------     ------------------
    Net asset value and offering price per share                $            14.81     $            27.67     $            18.48
                                                                ==================     ==================     ==================

(1)  Including $18,522,888 of securities on loan.
(2)  Including $61,531,421 of securities on loan.
(3)  Including $22,141,843 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2004

                                                                     CAPITAL                MID-CAP                SMALL CAP
                                                                APPRECIATION FUND         GROWTH FUND             GROWTH FUND
                                                                ------------------     ------------------     ------------------
INVESTMENT INCOME (Note 1)
    Dividends                                                   $        2,861,837     $        1,141,657     $           92,725
    Interest                                                                81,044                168,803                 52,376
    Securities lending                                                      17,177                 68,165                 21,803
    Foreign taxes                                                          (14,651)                    --                     --
                                                                ------------------     ------------------     ------------------
      Total investment income                                            2,945,407              1,378,625                166,904
                                                                ------------------     ------------------     ------------------
EXPENSES
    Investment advisory fees (Note 2)                                    3,498,568              3,887,905                907,109
    Administrative services fees (Note 2)                                  792,942                687,842                153,205
    Shareholder servicing/Distribution fees (Note 2)
      Common Class                                                              --                     --                208,689
      Advisor Class                                                         82,081                164,784                      2
      Class A                                                                4,522                    945                 18,081
      Class B                                                                5,592                     42                     15
      Class C                                                                6,229                      7                      7
    Transfer agent fees (Note 2)                                         1,102,924              1,113,076                284,084
    Printing fees (Note 2)                                                  74,472                 73,924                 29,808
    Registration fees                                                       71,453                 71,412                 63,566
    Insurance expense                                                       57,282                 32,207                 17,966
    Audit fees                                                              50,374                 37,002                 16,573
    Custodian fees                                                          43,821                 41,971                 28,313
    Legal fees                                                              34,148                 51,411                 48,497
    Trustees'/Directors' fees                                               16,872                 16,872                 16,872
    Commitment fees (Note 3)                                                14,105                 12,296                  2,663
    Miscellaneous expense                                                   20,346                 19,966                  9,267
                                                                ------------------     ------------------     ------------------
      Total expenses                                                     5,875,731              6,211,662              1,804,717
    Less: fees waived (Note 2)                                                  --                     --               (534,747)
                                                                ------------------     ------------------     ------------------
      Net expenses                                                       5,875,731              6,211,662              1,269,970
                                                                ------------------     ------------------     ------------------
       Net investment loss                                              (2,930,324)            (4,833,037)            (1,103,066)
                                                                ------------------     ------------------     ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                  18,748,246             80,816,785              9,479,818
    Net change in unrealized appreciation (depreciation)
      from investments                                                   2,165,046            (57,342,636)            (7,516,561)
                                                                ------------------     ------------------     ------------------
    Net realized and unrealized gain from investments                   20,913,292             23,474,149              1,963,257
                                                                ------------------     ------------------     ------------------
    Net increase in net assets resulting from operations        $       17,982,968     $       18,641,112     $          860,191
                                                                ==================     ==================     ==================

                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

STATEMENTS OF CHANGES IN NET ASSETS

                                                        CAPITAL APPRECIATION FUND
                                                  --------------------------------------
                                                      FOR THE YEAR        FOR THE YEAR
                                                         ENDED               ENDED
                                                   OCTOBER 31, 2004     OCTOBER 31, 2003
                                                  -----------------    -----------------
FROM OPERATIONS
  Net investment loss                             $      (2,930,324)   $      (2,131,927)
  Net realized gain (loss) from investments              18,748,246          (33,954,159)
  Net change in unrealized appreciation
    (depreciation) from investments                       2,165,046          120,908,900
                                                  -----------------    -----------------
    Net increase in net assets resulting
      from operations                                    17,982,968           84,822,814
                                                  -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                           64,577,142           86,270,380
  Reinvestment of dividends and distributions                    --                   --
  Net asset value of shares redeemed                   (164,242,663)        (220,631,129)
                                                  -----------------    -----------------
    Net increase (decrease) in net assets
     from capital share transactions                    (99,665,521)        (134,360,749)
                                                  -----------------    -----------------
  Net increase (decrease) in net assets                 (81,682,553)         (49,537,935)
NET ASSETS
  Beginning of year                                     533,967,592          583,505,527
                                                  -----------------    -----------------
  End of year                                     $     452,285,039    $     533,967,592
                                                  =================    =================

                 See Accompanying Notes to Financial Statements.

                                                           MID-CAP GROWTH FUND
                                                  --------------------------------------
                                                     FOR THE YEAR        FOR THE YEAR
                                                        ENDED               ENDED
                                                   OCTOBER 31, 2004    OCTOBER 31, 2003
                                                  -----------------    -----------------
FROM OPERATIONS
  Net investment loss                             $      (4,833,037)   $      (4,237,713)
  Net realized gain (loss) from investments              80,816,785           13,936,296
  Net change in unrealized appreciation
    (depreciation) from investments                     (57,342,636)         125,732,873
                                                  -----------------    -----------------
    Net increase in net assets resulting
      from operations                                    18,641,112          135,431,456
                                                  -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                           89,263,585          101,028,267
  Reinvestment of dividends and distributions                    --                   --
  Net asset value of shares redeemed                   (164,214,779)        (189,580,871)
                                                  -----------------    -----------------
    Net increase (decrease) in net assets
     from capital share transactions                    (74,951,194)         (88,552,604)
                                                  -----------------    -----------------
  Net increase (decrease) in net assets                 (56,310,082)          46,878,852
NET ASSETS
  Beginning of year                                     447,658,020          400,779,168
                                                  -----------------    -----------------
  End of year                                     $     391,347,938    $     447,658,020
                                                  =================    =================

                                                          SMALL CAP GROWTH FUND
                                                  --------------------------------------
                                                     FOR THE YEAR        FOR THE YEAR
                                                        ENDED                 ENDED
                                                   OCTOBER 31, 2004     OCTOBER 31, 2003
                                                  -----------------    -----------------
FROM OPERATIONS
  Net investment loss                             $      (1,103,066)   $        (611,652)
  Net realized gain (loss) from investments               9,479,818           (1,191,044)
  Net change in unrealized appreciation
    (depreciation) from investments                      (7,516,561)          21,978,881
                                                  -----------------    -----------------
    Net increase in net assets resulting
      from operations                                       860,191           20,176,185
                                                  -----------------    -----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                           48,554,040           41,262,405
  Reinvestment of dividends and distributions                    --                   --
  Net asset value of shares redeemed                    (38,571,104)         (26,522,563)
                                                  -----------------    -----------------
    Net increase (decrease) in net assets
     from capital share transactions                      9,982,936           14,739,842
                                                  -----------------    -----------------
  Net increase (decrease) in net assets                  10,843,127           34,916,027
NET ASSETS
  Beginning of year                                      78,155,917           43,239,890
                                                  -----------------    -----------------
  End of year                                     $      88,999,044    $      78,155,917
                                                  =================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2004             2003             2002             2001           2000
                                                   ----------       ----------       ----------       ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year               $    14.75       $    12.53       $    16.23       $    30.57     $      25.82
                                                   ----------       ----------       ----------       ----------     ------------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.09)(1)        (0.05)(1)        (0.07)(1)        (0.02)           (0.05)
  Net gain (loss) on investments
    (both realized and unrealized)                       0.60             2.27            (3.63)          (10.04)            7.72
                                                   ----------       ----------       ----------       ----------     ------------
      Total from investment operations                   0.51             2.22            (3.70)          (10.06)            7.67
                                                   ----------       ----------       ----------       ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     --               --               --               --               --
  Distributions from net realized gains                    --               --             0.00(2)         (4.28)           (2.92)
                                                   ----------       ----------       ----------       ----------     ------------
      Total dividends and distributions                    --               --               --            (4.28)           (2.92)
                                                   ----------       ----------       ----------       ----------     ------------
NET ASSET VALUE, END OF YEAR                       $    15.26       $    14.75       $    12.53       $    16.23     $      30.57
                                                   ==========       ==========       ==========       ==========     ============
      Total return(3)                                    3.46%           17.72%          (22.79)%         (37.59)%          31.50%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)           $  433,681       $  514,668       $  566,064       $  899,234     $  1,618,147
    Ratio of expenses to average net assets(4)           1.16%            1.15%            1.11%            0.99%            0.98%
    Ratio of net investment loss to average
      net assets                                        (0.57)%          (0.39)%          (0.45)%          (0.09)%          (0.19)%
  Portfolio turnover rate                                  70%              97%              50%             100%             140%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $ 0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' operating expense ratio after reflecting these arrangements was .96% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2004             2003             2002             2001           2000
                                                     ----------       ----------       ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    14.24       $    12.16       $    15.82       $    29.88     $    25.28
                                                     ----------       ----------       ----------       ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.16)(1)        (0.11)(1)        (0.14)(1)        (0.12)         (0.21)
  Net gain (loss) on investments
    (both realized and unrealized)                         0.57             2.19            (3.52)           (9.81)          7.58
                                                     ----------       ----------       ----------       ----------     ----------
      Total from investment operations                     0.41             2.08            (3.66)           (9.93)          7.37
                                                     ----------       ----------       ----------       ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --               --             0.00(2)         (4.13)         (2.77)
                                                     ----------       ----------       ----------       ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    14.65       $    14.24       $    12.16       $    15.82     $    29.88
                                                     ==========       ==========       ==========       ==========     ==========
      Total return(3)                                      2.88%           17.11%          (23.13)%         (37.91)%        30.83%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   14,723       $   17,380       $   16,693       $   25,882     $   34,058
    Ratio of expenses to average net assets(4)             1.66%            1.65%            1.61%            1.49%          1.48%
    Ratio of net investment loss to average
      net assets                                          (1.07)%          (0.90)%          (0.96)%          (0.62)%        (0.69)%
  Portfolio turnover rate                                    70%              97%              50%             100%           140%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $ 0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.46% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE YEAR ENDED OCTOBER 31
                                                               ----------------------------------------
                                                                  2004           2003          2002(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $    14.68     $    12.50     $    17.75
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                            (0.12)         (0.09)         (0.09)
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.58           2.27          (5.16)
                                                               ----------     ----------     ----------
      Total from investment operations                               0.46           2.18          (5.25)
                                                               ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --             --           0.00(3)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    15.14     $    14.68     $    12.50
                                                               ==========     ==========     ==========
      Total return(4)                                                3.13%         17.44%        (29.57)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $    2,490     $    1,152     $      450
    Ratio of expenses to average net assets(5)                       1.41%          1.40%          1.40%(6)
    Ratio of net investment loss to average net assets              (0.82)%        (0.69)%        (0.77)%(6)
  Portfolio turnover rate                                              70%            97%            50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $ 0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31
                                                               ----------------------------------------
                                                                  2004           2003          2002(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $    14.47     $    12.41     $    17.75
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                            (0.23)         (0.19)         (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.58           2.25          (5.16)
                                                               ----------     ----------     ----------
      Total from investment operations                               0.35           2.06          (5.34)
                                                               ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --             --           0.00(3)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    14.82     $    14.47     $    12.41
                                                               ==========     ==========     ==========
      Total return(4)                                                2.42%         16.60%        (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $      543     $      545     $      206
    Ratio of expenses to average net assets(5)                       2.16%          2.15%          2.15%(6)
    Ratio of net investment loss to average net assets              (1.57)%        (1.44)%        (1.51)%(6)
  Portfolio turnover rate                                              70%            97%            50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $ 0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31
                                                               ----------------------------------------
                                                                  2004           2003          2002(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $    14.47     $    12.41     $    17.75
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                            (0.23)         (0.19)         (0.18)
  Net gain (loss) on investments
    (both realized and unrealized)                                   0.57           2.25          (5.16)
                                                               ----------     ----------     ----------
      Total from investment operations                               0.34           2.06          (5.34)
                                                               ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --             --           0.00(3)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    14.81     $    14.47     $    12.41
                                                               ==========     ==========     ==========
      Total return(4)                                                2.35%         16.60%        (30.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $      849     $      223     $       93
    Ratio of expenses to average net assets(5)                       2.16%          2.15%          2.14%(6)
    Ratio of net investment loss to average net assets              (1.57)%        (1.44)%        (1.49)%(6)
  Portfolio turnover rate                                              70%            97%            50%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                                      2004             2003             2002             2001           2000
                                                   ----------       ----------       ----------       ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year               $    26.79       $    18.98       $    23.60       $    50.24     $      43.73
                                                   ----------       ----------       ----------       ----------     ------------

INVESTMENT OPERATIONS
  Net investment loss                                   (0.30)(1)        (0.22)(1)        (0.23)(1)        (0.26)           (0.33)
  Net gain (loss) on investments
    (both realized and unrealized)                       1.55             8.03            (4.39)          (17.89)           13.07
                                                   ----------       ----------       ----------       ----------     ------------
      Total from investment operations                   1.25             7.81            (4.62)          (18.15)           12.74
                                                   ----------       ----------       ----------       ----------     ------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                    --               --             0.00(2)         (8.49)           (6.23)
                                                   ----------       ----------       ----------       ----------     ------------
NET ASSET VALUE, END OF YEAR                       $    28.04       $    26.79       $    18.98       $    23.60     $      50.24
                                                   ==========       ==========       ==========       ==========     ============
      Total return(3)                                    4.67%           41.15%          (19.57)%         (42.61)%          30.60%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)           $  364,298       $  407,262       $  357,872       $  877,983     $  2,114,737
    Ratio of expenses to average net assets(4)           1.40%            1.38%            1.35%            1.28%            1.19%
    Ratio of net investment loss to average
      net assets                                        (1.08)%          (1.04)%          (0.98)%          (0.73)%          (0.65)%
  Portfolio turnover rate                                 106%              68%              67%             177%             191%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' operating expense ratio after reflecting these arrangements was 1.17% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2004             2003             2002             2001           2000
                                                     ----------       ----------       ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    25.14       $    17.90       $    22.38       $    48.02     $    41.99
                                                     ----------       ----------       ----------       ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.41)(1)        (0.31)(1)        (0.33)(1)        (0.46)         (0.61)
  Net gain (loss) on investments
    (both realized and unrealized)                         1.45             7.55            (4.15)          (16.96)         12.61
                                                     ----------       ----------       ----------       ----------     ----------
      Total from investment operations                     1.04             7.24            (4.48)          (17.42)         12.00
                                                     ----------       ----------       ----------       ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --               --             0.00(2)         (8.22)         (5.97)
                                                     ----------       ----------       ----------       ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    26.18       $    25.14       $    17.90       $    22.38     $    48.02
                                                     ==========       ==========       ==========       ==========     ==========
      Total return(3)                                      4.14%           40.45%          (20.01)%         (42.88)%        29.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   26,474       $   40,322       $   42,906       $  101,690     $  277,802
    Ratio of expenses to average net assets(4)             1.90%            1.88%            1.85%            1.78%          1.69%
    Ratio of net investment loss to average
      net assets                                          (1.58)%          (1.53)%          (1.49)%          (1.23)%        (1.15)%
  Portfolio turnover rate                                   106%              68%              67%             177%           191%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This represents less than $ 0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Advisor Class shares' operating expense ratio after reflecting these arrangements was 1.67% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED OCTOBER 31
                                                               ----------------------------------------
                                                                  2004           2003          2002(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $    26.60     $    18.90     $    25.92
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                            (0.38)         (0.33)         (0.28)
  Net gain (loss) on investments
    (both realized and unrealized)                                   1.55           8.03          (6.74)
                                                               ----------     ----------     ----------
      Total from investment operations                               1.17           7.70          (7.02)
                                                               ----------     ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                                --             --           0.00(3)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $    27.77     $    26.60     $    18.90
                                                               ==========     ==========     ==========
      Total return(4)                                                4.40%         40.74%        (27.08)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $      567     $       75     $        1
    Ratio of expenses to average net assets(5)                       1.65%          1.63%          1.71%(6)
    Ratio of net investment loss to average net assets              (1.33)%        (1.36)%        (1.35)%(6)
  Portfolio turnover rate                                             106%            68%            67%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B and Class C Share of the Fund Outstanding Throughout the Period)

                                                                     FOR THE PERIOD ENDED OCTOBER 31, 2004(1)
                                                                     ----------------------------------------
                                                                              CLASS B         CLASS C
                                                                            -----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                                      $     29.10     $     29.10
                                                                            -----------     -----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                                          (0.38)          (0.38)
  Net loss on investments
    (both realized and unrealized)                                                (1.08)          (1.05)
                                                                            -----------     -----------
      Total from investment operations                                            (1.46)          (1.43)
                                                                            -----------     -----------
NET ASSET VALUE, END OF PERIOD                                              $     27.64     $     27.67
                                                                            ===========     ===========
      Total return(3)                                                             (5.02)%         (4.91)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                  $         7     $         1
    Ratio of expenses to average net assets(4), (5)                                2.40%           2.40%
    Ratio of net investment loss to average net assets(5)                         (2.08)%         (2.08)%
  Portfolio turnover rate                                                           106%            106%

(1)  For the period February 27, 2004 (inception date) through October 31, 2004.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended October 31, 2004, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2004             2003             2002             2001           2000
                                                     ----------       ----------       ----------       ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                 $    18.14       $    12.58       $    15.38       $    23.11     $    16.60
                                                     ----------       ----------       ----------       ----------     ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.23)(1)        (0.18)(1)        (0.18)(1)        (0.18)         (0.13)
  Net gain (loss) on investments
    (both realized and unrealized)                         0.66             5.74            (2.62)           (7.55)          7.28
                                                     ----------       ----------       ----------       ----------     ----------
      Total from investment operations                     0.43             5.56            (2.80)           (7.73)          7.15
                                                     ----------       ----------       ----------       ----------     ----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      --               --               --               --          (0.64)
                                                     ----------       ----------       ----------       ----------     ----------
NET ASSET VALUE, END OF YEAR                         $    18.57       $    18.14       $    12.58       $    15.38     $    23.11
                                                     ==========       ==========       ==========       ==========     ==========
      Total return(2)                                      2.37%           44.20%          (18.21)%         (33.45)%        43.65%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)             $   78,131       $   77,236       $   42,918       $   36,445     $   47,900
    Ratio of expenses to average net assets(3)             1.40%            1.40%            1.40%            1.40%          1.42%
    Ratio of net investment loss to average
      net assets                                          (1.22)%          (1.23)%          (1.18)%          (1.04)%        (0.80)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.59%            0.71%            0.98%            0.54%          0.56%
  Portfolio turnover rate                                   100%              69%              72%              74%            94%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' operating expense ratio after reflecting these arrangements was 1.40% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout the Period)

                                                             FOR THE PERIOD
                                                                  ENDED
                                                           OCTOBER 31, 2004(1)
                                                           -------------------
PER SHARE DATA
  Net asset value, beginning of period                         $    19.65
                                                               ----------

INVESTMENT OPERATIONS
  Net investment loss(2)                                            (0.20)
  Net loss on investments
    (both realized and unrealized)                                  (0.92)
                                                               ----------
      Total from investment operations                              (1.12)
                                                               ----------
NET ASSET VALUE, END OF PERIOD                                 $    18.53
                                                               ==========
      Total return(3)                                               (5.70)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $        1
    Ratio of expenses to average net assets(4), (5)                  1.65%
    Ratio of net investment loss to average net assets(5)           (1.47)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(5)                        0.59%
  Portfolio turnover rate                                             100%

(1)  For the period February 27, 2004 (inception date) through October 31, 2004.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the period ended October 31, 2004, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A, Class B and Class C Share of the Fund Outstanding Throughout Each Period)

                                                      FOR THE YEAR ENDED OCTOBER 31,                 FOR THE PERIOD ENDED
                                                 ----------------------------------------            OCTOBER 31, 2004(2)
                                                    2004           2003         2002(1)          ----------------------------
                                                  CLASS A        CLASS A        CLASS A           CLASS B           CLASS C
                                                 ----------     ----------     ----------        ----------        ----------
PER SHARE DATA
  Net asset value, beginning of period           $    18.14     $    12.57     $    16.88        $    19.65        $    19.65
                                                 ----------     ----------     ----------        ----------        ----------
INVESTMENT OPERATIONS
  Net investment loss(3)                              (0.23)         (0.18)         (0.15)            (0.24)            (0.24)
  Net gain (loss) on investments
    (both realized and unrealized)                     0.66           5.75          (4.16)            (0.93)            (0.93)
                                                 ----------     ----------     ----------        ----------        ----------
      Total from investment operations                 0.43           5.57          (4.31)            (1.17)            (1.17)
                                                 ----------     ----------     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                   $    18.57     $    18.14     $    12.57        $    18.48        $    18.48
                                                 ==========     ==========     ==========        ==========        ==========
      Total return(4)                                  2.37%         44.31%        (25.53)%           (5.95)%           (5.95)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)       $   10,856     $      920     $      322        $       10        $        1
    Ratio of expenses to average net assets(5)         1.40%          1.40%          1.40%(6)          2.15%(6)          2.15%(6)
    Ratio of net investment loss to average
      net assets                                      (1.21)%        (1.24)%        (1.14)%(6)        (1.97)%(6)        (1.97)%(6)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                   0.59%          0.71%          1.13%(6)          0.59%(6)          0.59%(6)
  Portfolio turnover rate                               100%            69%            72%              100%              100%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2)  For the period February 27, 2004 (inception date) through October 31, 2004.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003 and for the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are Credit Suisse Capital Appreciation Fund ("Capital Appreciation"), Credit Suisse Mid-Cap Growth Fund, formerly Credit Suisse Emerging Growth Fund, ("Mid-Cap Growth") and Credit Suisse Small Cap Growth Fund ("Small Cap Growth"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified open-end management investment companies. Capital Appreciation was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987. Mid-Cap Growth and Small Cap Growth were incorporated under the laws of the State of Maryland on November 12, 1987 and October 31, 1996, respectively.

   Investment objectives for each Fund are as follows: Capital Appreciation seeks long-term capital appreciation, Mid-Cap Growth seeks maximum capital appreciation, and Small Cap Growth seeks capital growth.

   Capital Appreciation, Mid-Cap Growth and Small Cap Growth offer five classes of shares, Common Class, Advisor Class, Class A, Class B, and Class C shares. The Funds' Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans,
(2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"),
(3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Funds and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a maximum front-end sales charge of 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the

"Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees/Directors under procedures established by the Board of Trustees/Directors. Each Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees/Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in EQUITY securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in DEBT securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at October 31, 2004 are as follows:

                                     MARKET VALUE OF          VALUE OF
         FUND                       SECURITIES LOANED    COLLATERAL RECEIVED
         ----                       -----------------    --------------------
         Capital Appreciation         $   18,522,888        $    18,946,701
         Mid-Cap Growth                   61,531,421             63,071,784
         Small Cap Growth                 22,141,843             22,732,706

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as the Funds' securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities with each Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

   I) OTHER -- The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. These Funds accrue such taxes when the related income or gains are earned.

   Each of Capital Appreciation and Mid-Cap Growth may invest up to 10% of its total assets in non-publicly traded securities. Small Cap Growth may invest up to 15% of its net assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by such Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser to each Fund. For its investment advisory services, CSAM is entitled to receive a fee from each Fund based on the following fee schedule:

         FUND                               ANNUAL RATE
         ----                               -----------
         Capital Appreciation    0.70% of average daily net assets
         Mid-Cap Growth          0.90% of average daily net assets
         Small Cap Growth        1.00% of average daily net assets

   For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived for the Funds were as follows:

                                      GROSS                          NET
                                    ADVISORY                       ADVISORY
    FUND                               FEE           WAIVER          FEE
    ----                          ------------   ------------    ------------
    Capital Appreciation          $  3,498,568   $         --    $  3,498,568
    Mid-Cap Growth                   3,887,905             --       3,887,905
    Small Cap Growth                   907,109       (534,747)        372,362

   CSAM will not recapture from the Funds any fees it waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as each Fund's co-administrators.

   For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

   For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were as follows:

         FUND                    CO-ADMINISTRATION FEE
         ----                    ---------------------
         Capital Appreciation         $   499,796
         Mid-Cap Growth                   431,989
         Small Cap Growth                  90,711

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                 ANNUAL RATE
         ------------------------                 -----------
         First $5 billion               0.050% of average daily net assets
         Next $5 billion                0.035% of average daily net assets
         Over $10 billion               0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

         FUND                    CO-ADMINISTRATION FEE
         ----                    ---------------------
         Capital Appreciation         $   293,146
         Mid-Cap Growth                   255,853
         Small Cap Growth                  62,494

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of Small Cap Growth. For the Advisor Class shares of Capital Appreciation, Mid-Cap Growth and Small Cap Growth, the shareholder servicing fee is calculated at an annual rate of 0.50% of the average daily net assets. For the Class A shares of each Fund, the fee is calculated at an annual rate of 0.25% of average daily net assets. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2004, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

         FUND                               AMOUNT
         ----                             ----------
         Capital Appreciation             $  471,537
         Mid-Cap Growth                      550,026
         Small Cap Growth                    114,465

   For the period November 1, 2003 through March 16, 2004, CSFB received fees for its securities lending activities as follows:

         FUND                               AMOUNT
         ----                             ----------
         Capital Appreciation             $      630
         Mid-Cap Growth                        1,875
         Small Cap Growth                         --

   For the year ended October 31, 2004, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

         FUND                               AMOUNT
         ----                             ----------
         Capital Appreciation             $   11,494
         Mid-Cap Growth                        4,181
         Small Cap Growth                      2,703

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid for its services by the Funds as follows:

         FUND                               AMOUNT
         ----                             ----------
         Capital Appreciation             $   10,874
         Mid-Cap Growth                       11,843
         Small Cap Growth                     11,618

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 and during the year ended October 31, 2004, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

         FUND                          PURCHASES           SALES
         ----                        --------------   --------------
         Capital Appreciation        $  344,316,388   $  445,959,300
         Mid-Cap Growth                 436,824,801      518,258,398
         Small Cap Growth                93,508,622       84,624,362

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Funds are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of October 31, 2004, value per share of such security and percentage of net assets that the securities represent.

                                                                                                                       PERCENTAGE
                             SECURITY          NUMBER      ACQUISITION                      FAIR        VALUE PER     OF NET ASSET
   FUND                    DESCRIPTION       OF SHARES        DATE           COST           VALUE         SHARE          VALUE
   ----                  ---------------   ------------   ------------   ------------   ------------   ------------   ------------
   Mid-Cap Growth        Celletra Ltd        1,102,524       4/5/2000    $  7,000,000      $   --         $    --         0.00%
   Small Cap Growth      Planetweb, Inc.        27,600       9/8/2000         149,913         214            0.01         0.00%

NOTE 6. CAPITAL SHARE TRANSACTIONS

   Capital Appreciation is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each of Mid-Cap Growth and Small Cap Growth each has four billion full and fractional shares of capital stock authorized and classified as follows: one billion as Common Class shares, one billion as Advisor Class shares, one billion as Class A shares, 500 million classified as Class B shares and 500 million classified as Class C shares. Each Fund has a par value of $.001 per share. Transactions in classes of each Fund were as follows:

                                                  CAPITAL APPRECIATION
                                                      COMMON CLASS
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                      3,848,365   $   58,954,276        6,096,105   $   80,336,248
Shares redeemed                (10,306,226)    (157,364,379)     (16,395,532)    (213,752,796)
                            --------------   --------------   --------------   --------------
Net decrease                    (6,457,861)  $  (98,410,103)     (10,299,427)  $ (133,416,548)
                            ==============   ==============   ==============   ==============

                                                  CAPITAL APPRECIATION
                            -----------------------------------------------------------------
                                                      ADVISOR CLASS
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                        199,778   $    2,945,030          363,509   $    4,570,624
Shares redeemed                   (415,383)      (6,130,851)        (516,459)      (6,499,704)
                            --------------   --------------   --------------   --------------
Net decrease                      (215,605)  $   (3,185,821)        (152,950)  $   (1,929,080)
                            ==============   ==============   ==============   ==============

                                                  CAPITAL APPRECIATION
                            -----------------------------------------------------------------
                                                        CLASS A
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                        119,043   $    1,813,009           59,616   $      810,749
Shares redeemed                    (33,093)        (497,864)         (17,150)        (229,812)
                            --------------   --------------   --------------   --------------
Net increase                        85,950   $    1,315,145           42,466   $      580,937
                            ==============   ==============   ==============   ==============

                                                  CAPITAL APPRECIATION
                            -----------------------------------------------------------------
                                                        CLASS B
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                          9,821   $      147,233           31,099   $      411,329
Shares redeemed                    (10,851)        (158,817)         (10,030)        (121,559)
                            --------------   --------------   --------------   --------------
Net increase (decrease)             (1,030)  $      (11,584)          21,069   $      289,770
                            ==============   ==============   ==============   ==============

                                                  CAPITAL APPRECIATION
                            -----------------------------------------------------------------
                                                        CLASS C
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                         48,042   $      717,594           10,123   $      141,430
Shares redeemed                     (6,169)         (90,752)          (2,182)         (27,258)
                            --------------   --------------   --------------   --------------
Net increase                        41,873   $      626,842            7,941   $      114,172
                            ==============   ==============   ==============   ==============

                                                     MID-CAP GROWTH
                            -----------------------------------------------------------------
                                                      COMMON CLASS
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                      2,492,444   $   70,859,091        3,872,754   $   85,663,702
Shares redeemed                 (4,703,603)    (131,227,801)      (7,524,829)    (159,014,240)
                            --------------   --------------   --------------   --------------
Net decrease                    (2,211,159)  $  (60,368,710)      (3,652,075)  $  (73,350,538)
                            ==============   ==============   ==============   ==============

                                                     MID-CAP GROWTH
                            -----------------------------------------------------------------
                                                     ADVISOR CLASS
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                        668,569   $   17,674,545          713,469   $   15,298,835
Shares redeemed                 (1,261,363)     (32,765,904)      (1,506,326)     (30,566,605)
                            --------------   --------------   --------------   --------------
Net decrease                      (592,794)  $  (15,091,359)        (792,857)  $  (15,267,770)
                            ==============   ==============   ==============   ==============

                                                     MID-CAP GROWTH
                            -----------------------------------------------------------------
                                                        CLASS A
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                         25,692   $      720,949            2,762   $       65,730
Shares redeemed                     (8,077)        (221,074)              (1)             (26)
                            --------------   --------------   --------------   --------------
Net increase                        17,615   $      499,875            2,761   $       65,704
                            ==============   ==============   ==============   ==============

                                                     MID-CAP GROWTH
                            -----------------------------------------------------------------
                                        CLASS B                           CLASS C
                            -----------------------------------------------------------------
                                   FOR THE PERIOD ENDED           FOR THE PERIOD ENDED
                                    OCTOBER 31, 2004(1)            OCTOBER 31, 2004(1)
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                            264   $        8,000               34   $        1,000
                            --------------   --------------   --------------   --------------
Net increase                           264   $        8,000               34   $        1,000
                            ==============   ==============   ==============   ==============

                                                     SMALL CAP GROWTH
                            -----------------------------------------------------------------
                                                       COMMON CLASS
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                      1,948,573   $   37,517,015        2,756,033   $   40,668,973
Shares redeemed                 (1,998,668)     (37,333,447)      (1,910,389)     (26,349,264)
                            --------------   --------------   --------------   --------------
Net increase (decrease)            (50,095)  $      183,568          845,644   $   14,319,709
                            ==============   ==============   ==============   ==============

                                   SMALL CAP GROWTH
                            -------------------------------
                                    ADVISOR CLASS
                            -------------------------------
                                   FOR THE PERIOD ENDED
                                    OCTOBER 31, 2004(1)
                            -------------------------------
                                SHARES            VALUE
                            --------------   --------------
Shares sold                             51   $        1,000
                            --------------   --------------
Net increase                            51   $        1,000
                            ==============   ==============

                                                     SMALL CAP GROWTH
                            -----------------------------------------------------------------
                                                         CLASS A
                            -----------------------------------------------------------------
                                    FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                     OCTOBER 31, 2004               OCTOBER 31, 2003
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                        600,195   $   11,024,774           36,233   $      593,432
Shares redeemed                    (66,165)      (1,237,657)         (11,111)        (173,299)
                            --------------   --------------   --------------   --------------
Net increase                       534,030   $    9,787,117           25,122   $      420,133
                            ==============   ==============   ==============   ==============

                                                      SMALL CAP GROWTH
                            -----------------------------------------------------------------
                                         CLASS B                         CLASS C
                            -----------------------------------------------------------------
                                   FOR THE PERIOD ENDED           FOR THE PERIOD ENDED
                                    OCTOBER 31, 2004(1)            OCTOBER 31, 2004(1)
                            -----------------------------------------------------------------
                                SHARES            VALUE           SHARES           VALUE
                            --------------   --------------   --------------   --------------
Shares sold                            564   $       10,251               50   $        1,000
                            --------------   --------------   --------------   --------------
Net increase                           564   $       10,251               50   $        1,000
                            ==============   ==============   ==============   ==============

(1)  For the period February 27, 2004 (inception date) through October 31, 2004.

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of shares of each Fund were as follows:

                                             NUMBER OF          APPROXIMATE PERCENTAGE
         FUND                              SHAREHOLDERS         OF OUTSTANDING SHARES
         ----                              ------------         ----------------------
         Capital Appreciation
          Common                                4                         42%
          Advisor                               2                         70%
          Class A                               3                         51%
          Class B                               5                         69%
          Class C                               2                         50%
         Mid-Cap Growth
          Common                                3                         51%
          Advisor                               1                         89%
          Class A                               3                         80%
          Class B                               2                         99%
         Small Cap Growth
          Common                                2                         74%
          Class B                               2                         99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

   At October 31, 2004, the components of distributable earnings on a tax basis for the Funds were as follows:

                                              CAPITAL APPRECIATION     MID-CAP GROWTH     SMALL CAP GROWTH
                                              --------------------    ----------------    ----------------
         Accumulated realized loss              $   (385,078,822)      $ (222,027,048)     $   (9,205,493)
         Unrealized appreciation                      42,778,635           30,186,927           6,230,787
                                                ----------------       --------------      --------------
                                                $   (342,300,187)      $ (191,840,121)     $   (2,974,706)
                                                ================       ==============      ==============

   At October 31, 2004, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

                                                                 EXPIRES OCTOBER 31,
                                                ----------------------------------------------------
        FUND                                         2009                2010              2011
        ----                                    ----------------    --------------    --------------
        Capital Appreciation                    $    160,595,888    $  186,923,215    $   37,559,718
        Mid-Cap Growth                               197,357,121        24,669,925                --
        Small Cap Growth                               3,057,367         5,907,087           241,039

   During the tax year ended October 31, 2004, Capital Appreciation, Mid-Cap Growth and Small Cap Growth have utilized $17,194,544, $79,741,556 and $9,026,585 of the capital loss carryforwards, respectively.

   It is uncertain whether the Funds will be able to realize the benefits before they expire.

   As of October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

                                       IDENTIFIED      GROSS UNREALIZED   GROSS UNREALIZED     NET UNREALIZED
        FUND                              COST           APPRECIATION      (DEPRECIATION)       APPRECIATION
        ----                        ----------------   ----------------   ----------------    ----------------
        Capital Appreciation         $   430,404,470    $    70,928,061    $   (28,149,426)    $   42,778,635
        Mid-Cap Growth                   429,442,448         49,947,432        (19,760,505)        30,186,927
        Small Cap Growth                 107,953,441         11,850,041         (5,619,254)         6,230,787

   At October 31, 2004, accumulated undistributed net investment income and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications:

                                                               UNDISTRIBUTED
                                                PAID-IN       NET INVESTMENT
        FUND                                    CAPITAL           INCOME
        ----                                  ------------    --------------
        Capital Appreciation                  $ (2,930,324)   $    2,930,324
        Mid-Cap Growth                          (4,833,037)        4,833,037
        Small Cap Growth                        (1,103,066)        1,103,066

NOTE 8. CONTINGENCIES

   In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors/Trustees and Shareholders of Credit Suisse Capital Appreciation Fund;
Credit Suisse Mid-Cap Growth Fund, Inc.;
Credit Suisse Small Cap Growth Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Capital Appreciation Fund, Credit Suisse Mid-Cap Growth Fund, Inc. (formerly Credit Suisse Emerging Growth Fund, Inc.), and Credit Suisse Small Cap Growth Fund, Inc. (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE FUNDS
INFORMATION CONCERNING DIRECTORS/TRUSTEES AND OFFICERS (UNAUDITED)

                                                                                     NUMBER OF
                                               TERM                                  PORTFOLIOS IN
                                               OF OFFICE(1)                          FUND
                                               AND                                   COMPLEX           OTHER
                                POSITION(S)    LENGTH         PRINCIPAL              OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND               HELD WITH      OF TIME        OCCUPATION(S) DURING   DIRECTOR/         HELD BY DIRECTOR/
DATE OF BIRTH                   FUND           SERVED         PAST FIVE YEARS        TRUSTEE           TRUSTEE
-----------------------------   ------------   ------------   --------------------   ---------------   -------------------
INDEPENDENT DIRECTORS/
TRUSTEES

Richard H. Francis              Director/      Since          Currently retired      42                None
c/o Credit Suisse Asset         Trustee,       1999
Management, LLC                 Nominating
466 Lexington Avenue            and Audit
New York, New York              Committee
10017-3140                      Member

Date of Birth: 04/23/32

Jeffrey E. Garten               Director/      Since          Dean of Yale School    41                Director of Aetna,
Box 208200                      Trustee,       1998(2)        of Management and                        Inc. (insurance
New Haven, Connecticut          Nominating                    William S. Beinecke                      company); Director
06520-8200                      and Audit                     Professor in the                         of Calpine
                                Committee                     Practice of                              Corporation (energy
Date of Birth: 10/29/46         Member                        International Trade                      provider); Director
                                                              and Finance from                         of CarMax Group
                                                              November 1995 to                         (used car dealers)
                                                              present.

Peter F. Krogh                  Director/      Since          Dean Emeritus and      41                Director of
301 ICC                         Trustee,       2001           Distinguished                            Carlisle
Georgetown University           Nominating                    Professor of                             Companies
Washington, DC 20057            Committee                     International                            Incorporated
                                Chairman and                  Affairs at the                           (diversified
Date of Birth: 02/11/37         Audit                         Edmund A.Walsh                           manufacturing
                                Committee                     School of Foreign                        company)
                                Member                        Service, Georgetown
                                                              University from June
                                                              1995 to present.

James S.  Pasman, Jr.           Director/      Since          Currently retired      43                Director of
c/o Credit Suisse Asset         Trustee,       1999                                                    Education
Management, LLC                 Nominating                                                             Management
466 Lexington Avenue            and Audit                                                              Corp.
New York, New York              Committee
10017-3140                      Member

Date of Birth: 12/20/30

----------
(1) Each Director/Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director/Trustee of Capital Appreciation, Mid-Cap Growth and Small Cap Growth on February 6, 1998. He resigned as Director/Trustee on February 3, 2000 and was subsequently reappointed on December 21, 2000.

                                                                                     NUMBER OF
                                               TERM                                  PORTFOLIOS IN
                                               OF OFFICE(1)                          FUND
                                               AND                                   COMPLEX           OTHER
                                POSITION(S)    LENGTH         PRINCIPAL              OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND               HELD WITH      OF TIME        OCCUPATION(S) DURING   DIRECTOR/         HELD BY DIRECTOR/
DATE OF BIRTH                   FUND           SERVED         PAST FIVE YEARS        TRUSTEE           TRUSTEE
-----------------------------   ------------   ------------   --------------------   ---------------   -------------------
INDEPENDENT DIRECTORS/
TRUSTEES

Steven N.  Rappaport            Director/      Since          Partner of Lehigh      43                Director of
Lehigh Court, LLC               Trustee,       1999           Court, LLC and RZ                        Presstek, Inc.
40 East 52nd Street             Nominating                    Capital (private                         (digital imaging
New York, New York              Committee                     investment firms)                        technologies
10022                           Member and                    from July 2002 to                        company); Director
                                Audit                         present; Transition                      of Wood Resources,
Date of Birth: 07/10/48         Committee                     Adviser to SunGard                       LLC. (plywood
                                Chairman                      Securities Finance,                      manufacturing
                                                              Inc. from February                       company)
                                                              2002 to July 2002;
                                                              President of SunGard
                                                              Securities Finance,
                                                              Inc. from 2001 to
                                                              February 2002;
                                                              President of Loanet,
                                                              Inc. (on-line
                                                              accounting service)
                                                              from 1997 to 2001.

INTERESTED DIRECTORS/
TRUSTEES

Michael E. Kenneally(3)         Chairman and   Since          Chairman and Global    45                None
Credit Suisse Asset             Global Chief   2004           Chief Executive
Management, LLC                 Executive                     Officer of CSAM
466 Lexington Avenue            Officer                       since 2003; Chairman
New York, New York                                            and Chief Investment
10017-3140                                                    Officer of Banc of
                                                              America Capital
Date of Birth: 03/30/54                                       Management from 1998
                                                              to March 2003.

----------
(3) Mr. Kenneally is a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                                                                     NUMBER OF
                                               TERM                                  PORTFOLIOS IN
                                               OF OFFICE(1)                          FUND
                                               AND                                   COMPLEX           OTHER
                                POSITION(S)    LENGTH         PRINCIPAL              OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND               HELD WITH      OF TIME        OCCUPATION(S) DURING   DIRECTOR/         HELD BY DIRECTOR/
DATE OF BIRTH                   FUND           SERVED         PAST FIVE YEARS        TRUSTEE           TRUSTEE
-----------------------------   ------------   ------------   --------------------   ---------------   -------------------
INTERESTED DIRECTORS/
TRUSTEES

William W. Priest, Jr.(4)       Director/      Since          Chief Executive        48                Director of Globe
Epoch Investment Partners       Trustee        1999           Officer of J Net                         Wireless, LLC
667 Madison Avenue                                            Enterprises, Inc.                        (maritime
New York, NY 10021                                            (technology holdings                     communication
                                                              company) since June                      company); Director
Date of Birth: 09/24/41                                       2004; Chief                              of InfraRed X
                                                              Executive Officer of                     (medical device
                                                              Epoch Investment                         company); Director
                                                              Partners, Inc. since                     of J Net
                                                              April 2004;                              Enterprises, Inc.
                                                              Co-Managing Partner,
                                                              Steinberg Priest &
                                                              Sloane Capital
                                                              Management, LLC from
                                                              2001 to March 2004;
                                                              Chairman and
                                                              Managing Director of
                                                              CSAM from 2000 to
                                                              February 2001; Chief
                                                              Executive Officer
                                                              and Managing
                                                              Director of CSAM
                                                              from 1990 to 2000.

----------
(4) Mr. Priest is a Director/Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                               TERM
                                               OF OFFICE(1)
                                               AND
                                POSITION(S)    LENGTH
NAME, ADDRESS AND               HELD WITH      OF TIME
DATE OF BIRTH                   FUND           SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------   ------------   ------------   ----------------------------------------------
OFFICERS

Michael A. Pignataro            Chief          Since          Director and Director of Fund Administration
Credit Suisse Asset             Financial      1999           of CSAM; Associated with CSAM since 1984;
Management, LLC                 Officer and                   Officer of other Credit Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio                  Chief          Since          Vice President and Global Head of Compliance
Credit Suisse Asset             Compliance     2004           of CSAM; Associated with CSAM since July 2000;
Management, LLC                 Officer                       Vice President and Director of Compliance of
466 Lexington Avenue                                          Forstmann-Leff Associates from 1998 to June
New York, New York                                            2000; Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                      Chief Legal    Since          Director and Deputy General Counsel of CSAM
Credit Suisse Asset             Officer        2004           since September 2004; Senior Associate of
Management, LLC                                               Shearman & Sterling LLP from September 2000 to
466 Lexington Avenue                                          September 2004; Senior Counsel of the SEC
New York, New York                                            Division of Investment Management from June
10017-3140                                                    1997 to September 2000; Officer of other
                                                              Credit Suisse Funds
Date of Birth: 08/14/70

J. Kevin Gao                    Vice           Since          Vice President and legal counsel of CSAM;
Credit Suisse Asset             President      2004           Associated with CSAM since July 2003;
Management, LLC                 and                           Associated with the law firm of Willkie, Farr
466 Lexington Avenue            Secretary                     & Gallagher LLP from 1998 to 2003; Officer of
New York, New York                                            other Credit Suisse Funds
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza                 Assistant      Since          Assistant Vice President of CSAM since January
Credit Suisse Asset             Treasurer      2002           2001; Associated with CSAM since 1998; Officer
Management, LLC                                               of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors/Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

CREDIT SUISSE FUNDS
PROXY POLICY NOTICE AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGTH-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003        2004
                                   ---------   ---------
Audit Fees                         $  16,315   $  16,315
Audit-Related Fees(1)              $   3,000   $   4,500
Tax Fees(2)                        $   2,323   $   2,323
All Other Fees                            --          --
Total                              $  21,638   $  23,138

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003        2004
                                   ---------   --------
Audit-Related Fees                       N/A        N/A

Tax Fees                                 N/A        N/A
All Other Fees                           N/A        N/A
Total                                    N/A        N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                   2003        2004
                                   ---------   --------
Audit-Related Fees                       N/A        N/A
Tax Fees                                 N/A        N/A
All Other Fees                           N/A        N/A
Total                                    N/A        N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                   2003        2004
                                   ---------   --------
Audit-Related Fees                       N/A        N/A
Tax Fees                                 N/A        N/A
All Other Fees                           N/A        N/A
Total                                    N/A        N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,323 and $6,823, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005